                         File Nos. 33-62470 and 811-7704
     As filed with the Securities and Exchange Commission on April 16, 2003
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 52                                              [X]


                                       and


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 54                                                             [X]


                              SCHWAB CAPITAL TRUST
                              --------------------
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
               (Address of Principal Executive Offices) (zip code)

                                 (415) 627-7000
                                 ---------------
              (Registrant's Telephone Number, including Area Code)

                                 Randall W. Merk
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and Address of Agent for Service)

                            Copies of communications to:
Richard W. Grant, Esq.      John Loder, Esq.               Koji Felton, Esq.
Morgan Lewis & Bockius LLP  Ropes & Gray                   Charles Schwab
1701 Market Street          One International Place        Investment
Philadelphia, PA 19103      Boston, MA 02110-2624          Management, Inc.
                                                           101 Montgomery Street
                                                           120KNY-14-109
                                                           San Francisco, CA
                                                             94104

It is proposed that this filing will become effective (check appropriate box)

         [ ] Immediately upon filing pursuant to paragraph (b)

         [ ] On (date), pursuant to paragraph (b)

         [ ] 60 days after filing pursuant to paragraph (a)(1)


         [ ] On (date), pursuant to paragraph (a)(1)


         [ ] 75 days after filing pursuant to paragraph (a)(2)


         [X] On June 30, 2003, pursuant to paragraph (a)(2) of Rule 485 if appropriate, check the following box:


         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C

Schwab Focus Funds


                           PROSPECTUS
                           Enclosed

                           You could have received this document via email. Save paper. Sign up for electronic delivery at www.schwab.com/edelivery.


                                                           [CHARLES SCHWAB LOGO]

Schwab Focus Funds


                                    PROSPECTUS
                                    June 30, 2003


                                    Communications Focus Fund

                                    Financial Services Focus Fund

                                    Health Care Focus Fund

                                    Technology Focus Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                                           [CHARLES SCHWAB LOGO]

Schwab Focus Funds

About the funds

   Communications Focus Fund                                 2

   Financial Services Focus Fund                             6

   Health Care Focus Fund                                   10

   Technology Focus Fund                                    14

   Fund management                                          18

Investing in the funds

   Buying shares                                            20

   Selling/exchanging shares                                21

   Transaction policies                                     22

   Distributions and taxes                                  23

                  About the funds

         Each fund described in this prospectus shares the same basic investment approach. Each fund seeks long-term capital growth by investing in companies in a particular economic sector.


Each fund is designed to harness the power of the Schwab Equity Ratings TM, which objectively rate a large universe of stocks according to each stock's expected performance versus the market. Schwab rates stocks based on multiple financial and investment metrics that Schwab has found to be correlated with stock performance.



In addition to Schwab Equity Ratings, which are used for stock selection, each fund's portfolio managers use optimization techniques to construct the portfolio and manage risk. These techniques are designed to complement the Schwab Equity Ratings in creating a portfolio with the potential for long-term capital growth.





Each of the funds is designed for long-term investors. The funds' performance will fluctuate over time, and, as with all investments, future performance may differ from past performance.

Communications Focus Fund
TICKER SYMBOL: SWCFX

THE FUND'S GOAL IS TO SEEK LONG-TERM CAPITAL GROWTH.

THE COMMUNICATIONS SECTOR


The economy can be divided into sectors, each consisting of a number of related industries. The communications sector may include, for example, these types of companies:


- companies involved in telecommunications research, distribution, sales or service

- media companies, including radio and television

- telecommunications equipment makers

- telephone service providers, including providers of local, long-distance, cellular and paging services




STRATEGY


TO PURSUE ITS GOAL, THE FUND PRIMARILY INVESTS IN EQUITY SECURITIES ISSUED BY COMPANIES IN THE COMMUNICATIONS SECTOR. It is the fund's policy that under normal circumstances it will invest at least 80% of its assets in these securities; typically, the actual percentage will be higher. The fund will concentrate its investments in securities of companies in the communications sector (see sidebar). The fund generally invests in U.S. companies and may invest in companies of all sizes.



The fund is designed to harness the power of Schwab Equity Ratings TM. Schwab Equity Ratings objectively evaluate stocks on the basis of a wide variety of investment metrics in four broad categories: fundamentals, valuation, momentum and risk. Schwab has found that these investment criteria have correlated with stock price performance. Schwab Equity Ratings are designed to identify stocks that will outperform, or underperform, the market as a whole over the next 12 months.



In addition to Schwab Equity Ratings, used for stock selection, the fund's portfolio managers use optimization techniques to construct the portfolio and manage risk. These techniques are designed to complement Schwab Equity Ratings in creating a portfolio with the potential for long-term capital growth.





The fund may invest in futures contracts, exchange-traded funds and depositary receipts to gain greater market exposure while still keeping a small portion of assets in cash for business operations. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.


For temporary defense purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

                  Investors who believe that communications firms may be a good long-term investment and are able to accept the risks of sector investing may want to consider this fund.


MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market wide trends, over both the short and the long term. Other factors may affect a single company or an industry, but not the broader market (for example, rising oil prices may lead to a decline in airline stocks).


BECAUSE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE SECTOR OF THE ECONOMY, YOUR INVESTMENT IS EXPOSED TO THAT SECTOR'S RISKS. Stocks of communications companies may underperform the stock market as a whole, and are likely to have above-average volatility. The companies in which the fund invests are affected by many of the same factors, such as legislative or regulatory changes, intense competition for market share and other competitive challenges posed by joint ventures and mergers between U.S. and foreign firms.





RISKS OF INDIVIDUAL COMPANIES MAY PLAY A GREATER ROLE WITH THIS FUND because the fund is non-diversified, which means it may invest a larger portion of its assets in a single issuer. In addition, to the extent that the fund invests in companies of a given size, it takes on the risks of that market segment. For example, small- and mid-cap company stocks may be more volatile than large-cap stocks.


THE FUND'S INVESTMENT STRATEGIES ARE BASED LARGELY ON HISTORICAL INFORMATION. If the data used proves to be inaccurate, analysis techniques are flawed or market dynamics change in a way that reduces the value of the investment methodology, these strategies may not effectively contribute to fund performance and risk management. As a result, fund performance could suffer.


THE FUND MAY BUY AND SELL PORTFOLIO SECURITIES ACTIVELY. If it does, its portfolio turnover rate and transaction costs will rise, which would lower fund performance and increase the likelihood of capital gain distributions.

OTHER RISK FACTORS


Although the fund mainly invests in stocks, its other investment strategies also may involve risks. These risks could affect how well the fund pursues its strategy.



For example, futures contracts, which the fund may use to gain additional market exposure, could adversely affect the fund's performance if they don't perform as expected.



Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.


If the fund invests in any exchange-traded funds, there is the risk that those funds' managers could make decisions that would hurt the fund's performance.


Depositary receipts (which represent ownership in a group of stocks or a single stock) may trade at a discount, which may prevent the fund from obtaining the full market value of the depositary receipts' underlying securities.

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of two indices. The indices are unmanaged and do not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:


- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes


- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR GRAPH]


                         01         02
-----------------------------------------
                      (29.53)     (36.22)

BEST QUARTER: 21.88% Q4 2002
WORST QUARTER: (25.76%) Q2 2002



Year-to-date performance as of: 3/31/03 ___%.


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/02


                                                                    Since
                                                 1 year           inception
---------------------------------------------------------------------------
FUND
  Before taxes                                  (36.22)           (39.19) 1
  After taxes on distributions                  (36.45)           (39.28) 1
  After taxes on distributions
  and sale of shares                            (22.24)           (28.63)
S&P 500 TELECOMMUNICATION
SERVICES SECTOR INDEX                           (34.11)           (29.50) 2
S&P 500(R)INDEX                                 (22.10)           (17.02) 2


1 Inception: 7/3/00.

2 From: 7/3/00.

FUND FEES AND EXPENSES


The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)

SHAREHOLDER FEES (% of transaction amount)
----------------------------------------------------------------------
Redemption fee*                                                   0.75

ANNUAL OPERATING EXPENSES (% of average net assets)
----------------------------------------------------------------------
Management fees                                                   0.54
Distribution (12b-1) fees                                         None
Other expenses                                                    1.14
                                                                  ----
Total annual operating expenses                                   1.68

Expense reduction                                                (0.58)
                                                                  ----
NET OPERATING EXPENSES**                                          1.10
                                                                  ----

* Charged only on shares you sell 180 days or less after buying them and paid directly to the fund.

** Guaranteed by Schwab and the investment adviser through 2/29/04 (excluding interest, taxes and certain non-routine expenses).



Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT


1 year       3 years       5 years        10 years
--------------------------------------------------
 $112          $473          $858          $1,939


FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for its period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                   11/1/01-    11/1/00-       7/3/00 1-
                                                   10/31/02    10/31/01        10/31/00
------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------
Net asset value at beginning of period                 4.16        8.13           10.00
                                                   ---------------------------------------
   from investment operations:
   Net investment income or loss                       0.03       (0.00) 2         0.00 2
   Net realized and unrealized losses                 (1.35)      (3.97)          (1.87)
                                                   ---------------------------------------
     Total loss from investment operations            (1.32)      (3.97)          (1.87)
Less distributions:
   Dividends from net investment income                  --       (0.00) 2           --
                                                   ---------------------------------------
Net asset value at end of period                       2.84        4.16            8.13
                                                   ---------------------------------------
Total return (%)                                     (31.73)     (48.82)         (18.70) 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------
Ratio of net operating expenses to
   average net assets                                  0.89        0.89 5          0.89 4
Expense reductions reflected in above ratio            0.79        0.40            0.82 4
Ratio of net investment income or loss to
   average net assets                                  0.69       (0.02)           0.07 4
Portfolio turnover rate                                  94         154              45
Net assets, end of period ($ x 1,000,000)                 9          16              32

1 Commencement of operations.

2 Per-share amount was less than $0.01.

3 Not annualized.

4 Annualized.

5 Would have been 0.90% if certain non-routine expenses (interest expense) had been included.

Financial Services Focus Fund
TICKER SYMBOL: SWFFX

THE FUND'S GOAL IS TO SEEK LONG-TERM CAPITAL GROWTH.

THE FINANCIAL SERVICES SECTOR


The economy can be divided into sectors, each consisting of a number of related industries. The financial services sector may include, for example, these types of companies:


- asset management firms

- brokerage companies

- commercial banks

- financial services firms

- insurance companies

- real estate investment trusts (REITs)

- savings and loan associations




STRATEGY


TO PURSUE ITS GOAL, THE FUND PRIMARILY INVESTS IN EQUITY SECURITIES ISSUED BY COMPANIES IN THE FINANCIAL SERVICES SECTOR. It is the fund's policy that under normal circumstances it will invest at least 80% of its assets in these securities; typically, the actual percentage will be higher. The fund will concentrate its investments in securities of companies in the financial services sector (see sidebar). The fund generally invests in U.S. companies and may invest in companies of all sizes.



The fund is designed to harness the power of Schwab Equity Ratings(TM). Schwab Equity Ratings objectively evaluate stocks on the basis of a wide variety of investment metrics in four broad categories: fundamentals, valuation, momentum and risk. Schwab has found that these investment criteria have correlated with stock price performance. Schwab Equity Ratings are designed to identify stocks that will outperform, or underperform, the market as a whole over the next 12 months.



In addition to Schwab Equity Ratings, used for stock selection, the fund's portfolio managers use optimization techniques to construct the portfolio and manage risk. These techniques are designed to complement Schwab Equity Ratings in creating a portfolio with the potential for long-term capital growth.





The fund may invest in futures contracts, exchange-traded funds and depositary receipts to gain greater market exposure while still keeping a small portion of assets in cash for business operations. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.


For temporary defense purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

                  The fund may appeal to long-term investors who are interested in a fund that seeks to capture the performance potential of the financial services sector.

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market wide trends, over both the short and the long term. Other factors may affect a single company or an industry, but not the broader market (for example, rising oil prices may lead to a decline in airline stocks).


BECAUSE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE SECTOR OF THE ECONOMY, YOUR INVESTMENT IS EXPOSED TO THAT SECTOR'S RISKS. Stocks of financial services companies may underperform the stock market as a whole, and are likely to have above-average volatility. The companies in which the fund invests are affected by many of the same factors, such as legislative or regulatory changes, rising interest rates, credit losses when borrowers default, pricing pressures from increasing competition and difficulties posed by joint ventures and mergers between U.S. and foreign firms.


RISKS OF INDIVIDUAL COMPANIES MAY PLAY A GREATER ROLE WITH THIS FUND because the fund is non-diversified, which means it may invest a larger portion of its assets in a single issuer. In addition, to the extent that the fund invests in companies of a given size, it takes on the risks of that market segment. For example, small- and mid-cap company stocks may be more volatile than large-cap stocks.


THE FUND'S INVESTMENT STRATEGIES ARE BASED LARGELY ON HISTORICAL INFORMATION. If the data used proves to be inaccurate, analysis techniques are flawed or market dynamics change in a way that reduces the value of the investment methodology, these strategies may not effectively contribute to fund performance and risk management. As a result, fund performance could suffer.


THE FUND MAY BUY AND SELL PORTFOLIO SECURITIES ACTIVELY. If it does, its portfolio turnover rate and transaction costs will rise, which would lower fund performance and increase the likelihood of capital gain distributions.

OTHER RISK FACTORS


Although the fund mainly invests in stocks, its other investment strategies also may involve risks. These risks could affect how well the fund pursues its strategy.



For example, futures contracts, which the fund may use to gain additional market exposure, could adversely affect the fund's performance if they don't perform as expected.



Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.



If the fund invests in any exchange-traded funds, there is the risk that those funds' managers could make decisions that would hurt the fund's performance.



Depositary receipts (which represent ownership in a group of stocks or a single stock) may trade at a discount, which may prevent the fund from obtaining the full market value of the depositary receipts' underlying securities.


PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of two indices. The indices are unmanaged and do not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:


- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes


- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31


[BAR GRAPH]

                       01           02
-----------------------------------------
                     (7.94)       (12.41)

BEST QUARTER: 9.72% Q2 2001
WORST QUARTER: (14.27%) Q3 2001



Year-to-date performance as of: 3/31/03 ___%.


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/02


                                                    Since
                                      1 year      inception
-----------------------------------------------------------
FUND
   Before taxes                       (12.41)      (0.86) 1
   After taxes on distributions       (12.94)      (1.92) 1
   After taxes on distributions
   and sale of shares                  (7.61)      (1.17) 1
S&P 500 FINANCIALS
SECTOR INDEX                          (14.64)      (0.68) 2
S&P 500(R)INDEX                       (22.10)     (17.02) 2

1 Inception: 7/3/00.

2 From: 7/3/00.


FUND FEES AND EXPENSES


The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.


FEE TABLE (%)


SHAREHOLDER FEES (% of transaction amount)
---------------------------------------------------------------------------
Redemption fee*                                                        0.75

ANNUAL OPERATING EXPENSES (% of average net assets)
---------------------------------------------------------------------------
Management fees                                                        0.54
Distribution (12b-1) fees                                              None
Other expenses                                                         0.78
                                                                       ----
Total annual operating expenses                                        1.32

Expense reduction                                                     (0.22)
                                                                       ----
NET OPERATING EXPENSES**                                               1.10
                                                                       ----

* Charged only on shares you sell 180 days or less after buying them and paid directly to the fund.

** Guaranteed by Schwab and the investment adviser through 2/29/04 (excluding interest, taxes and certain non-routine expenses).



Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


 EXPENSES ON A $10,000 INVESTMENT


1 year       3 years       5 years        10 years
--------------------------------------------------
 $112          $397          $702          $1,571


FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for its period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                          11/1/01         11/1/00-       7/3/00 1-
                                                         11/31/02         10/31/01       10/31/00
----------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       9.75            11.86           10.00
                                                         -------------------------------------------
Income or loss from investment operations:
   Net investment income                                     0.12             0.09            0.04
   Net realized and unrealized gains or losses              (0.28)           (1.76)           1.82
                                                         -------------------------------------------
   Total income or loss from investment operations          (0.16)           (1.67)           1.86
Less distributions:

   Dividends from net investment income                     (0.09)           (0.06)             --
   Distributions from net realized gains                    (0.06)           (0.38)             --
                                                         -------------------------------------------
   Total distributions                                      (0.15)           (0.44)             --
                                                         -------------------------------------------
Net asset value at end of period                             9.44             9.75           11.86
                                                         -------------------------------------------
Total return (%)                                            (1.78)          (14.51)          18.60 2

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
   average net assets                                        0.89             0.89            0.89 3
Expense reductions reflected in above ratio                  0.43             0.34            1.10 3
Ratio of net investment income to
   average net assets                                        1.20             0.75            1.04 3
Portfolio turnover rate                                       131              151              40
Net assets, end of period ($ x 1,000,000)                      17               21              24

1 Commencement of operations.

2 Not annualized.

3 Annualized.

Health Care Focus Fund
TICKER SYMBOL: SWHFX

THE FUND'S GOAL IS TO SEEK LONG-TERM CAPITAL GROWTH.

THE HEALTH CARE SECTOR


The economy can be divided into sectors, each consisting of a number of related industries. The health care sector may include, for example, these types of companies:


- drug and biotechnology companies

- health care facilities operators

- medical product manufacturers and suppliers

- medical providers

- medical services firms




STRATEGY


TO PURSUE ITS GOAL, THE FUND PRIMARILY INVESTS IN EQUITY SECURITIES ISSUED BY COMPANIES IN THE HEALTH CARE SECTOR. It is the fund's policy that under normal circumstances it will invest at least 80% of its assets in these securities; typically, the actual percentage will be higher. The fund will concentrate its investments in securities of companies in the health care sector (see sidebar). The fund generally invests in U.S. companies and may invest in companies of all sizes.



The fund is designed to harness the power of Schwab Equity Ratings TM. Schwab Equity Ratings objectively evaluate stocks on the basis of a wide variety of investment metrics in four broad categories: fundamentals, valuation, momentum and risk. Schwab has found that these investment criteria have correlated with stock price performance. Schwab Equity Ratings are designed to identify stocks that will outperform, or underperform, the market as a whole over the next 12 months.



In addition to Schwab Equity Ratings, used for stock selection, the fund's portfolio managers use optimization techniques to construct the portfolio and manage risk. These techniques are designed to complement Schwab Equity Ratings in creating a portfolio with the potential for long-term capital growth.





The fund may invest in futures contracts, exchange-traded funds and depositary receipts to gain greater market exposure while still keeping a small portion of assets in cash for business operations. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.


For temporary defense purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

                  Investors who believe that health care companies offer long-term growth potential may want to consider this fund.

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market wide trends, over both the short and the long term. Other factors may affect a single company or an industry, but not the broader market (for example, rising oil prices may lead to a decline in airline stocks).


BECAUSE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE SECTOR OF THE ECONOMY, YOUR INVESTMENT IS EXPOSED TO THAT SECTOR'S RISKS. Stocks of health care companies may underperform the stock market as a whole, and are likely to have above-average volatility. The companies in which the fund invests are affected by many of the same factors, such as legislative or regulatory changes, failure to win government approval for new products, rapid product obsolescence and the high costs of liability should a product or service prove harmful, intense competition for market share and difficulties posed by joint ventures and mergers between U.S. and foreign firms.


RISKS OF INDIVIDUAL COMPANIES MAY PLAY A GREATER ROLE WITH THIS FUND because the fund is non-diversified, which means it may invest a larger portion of its assets in a single issuer. In addition, to the extent that the fund invests in companies of a given size, it takes on the risks of that market segment. For example, small- and mid-cap company stocks may be more volatile than large-cap stocks.


THE FUND'S INVESTMENT STRATEGIES ARE BASED LARGELY ON HISTORICAL INFORMATION. If the data used proves to be inaccurate, analysis techniques are flawed or market dynamics change in a way that reduces the value of the investment methodology, these strategies may not effectively contribute to fund performance and risk management. As a result, fund performance could suffer.


THE FUND MAY BUY AND SELL PORTFOLIO SECURITIES ACTIVELY. If it does, its portfolio turnover rate and transaction costs will rise, which would lower fund performance and increase the likelihood of capital gain distributions.

OTHER RISK FACTORS

Although the fund mainly invests in stocks, its other investment strategies also may involve risks. These risks could affect how well the fund pursues its strategy.

For example, futures contracts, which the fund may use to gain additional market exposure, could adversely affect the fund's performance if they don't perform as expected.

Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

If the fund invests in any exchange-traded funds, there is the risk that those funds' managers could make decisions that would hurt the fund's performance.


Depositary receipts (which represent ownership in a group of stocks or a single stock) may trade at a discount, which may prevent the fund from obtaining the full market value of the depositary receipts' underlying securities.

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of two indices. The indices are unmanaged and do not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:


- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes


- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31


[BAR GRAPH]

                      01            02
-----------------------------------------
                   (14.40)        (24.37)

BEST QUARTER: 4.34% Q2 2001
WORST QUARTER: (18.45%) Q1 2001



Year-to-date performance as of: 3/31/03 was __ %.


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/02



                                                  Since
                                  1 year        inception
----------------------------------------------------------
FUND
   Before taxes                   (24.37)        (12.98) 1
   After taxes on distributions   (24.51)        (13.27) 1
   After taxes on distributions
   and sale of shares             (14.96)        (10.26) 1
S&P 500 HEALTH CARE
SECTOR INDEX                      (18.82)         (8.88) 2
S&P 500(R)INDEX                   (22.10)        (17.02) 2

1 Inception: 7/3/00.

2 From: 7/3/00.


FUND FEES AND EXPENSES


The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.


FEE TABLE (%)


SHAREHOLDER FEES (% of transaction amount)
------------------------------------------------------------------------------
Redemption fee*                                                           0.75

ANNUAL OPERATING EXPENSES (% of average net assets)
------------------------------------------------------------------------------
Management fees                                                           0.54
Distribution (12b-1) fees                                                 None
Other expenses                                                            0.64
Total annual operating expenses                                           1.18

Expense reduction                                                        (0.08)
                                                                          ----
NET OPERATING EXPENSES**                                                  1.10
                                                                          ----

* Charged only on shares you sell 180 days or less after buying them and paid directly to the fund.

** Guaranteed by Schwab and the investment adviser through 2/29/04 (excluding interest, taxes and certain non-routine expenses).



Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT


1 year       3 years       5 years        10 years
--------------------------------------------------
 $112         $367          $641           $1,425


FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for its period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                                11/1/01-     11/1/00-     7/3/00 1-
                                                                10/31/02     10/31/01     10/31/00
------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                              9.00        10.27         10.00
Income or loss from investment operations:
   Net investment income or loss                                    0.03         0.00 2       (0.00) 2
   Net realized and unrealized gains or losses                     (1.90)       (1.10)         0.27
                                                                --------------------------------------
   Total income or loss from investment operations                 (1.87)       (1.10)         0.27
Less distributions:
   Dividends from net investment income                            (0.01)       (0.00) 2         --
   Distributions from net realized gains                              --        (0.17)           --
   Total distributions                                             (0.01)       (0.17)           --

                                                                --------------------------------------
Net asset value at end of period                                    7.12         9.00         10.27
                                                                --------------------------------------
Total return (%)                                                  (20.84)      (10.94)         2.70 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
   average net assets                                               0.89         0.89          0.89 4
Expense reductions reflected in above ratio                         0.29         0.28          1.15 4
Ratio of net investment income or loss to
   average net assets                                               0.25         0.06         (0.02) 4
Portfolio turnover rate                                               99           92            41
Net assets, end of period ($ x 1,000,000)                             21           32            28

1 Commencement of operations.

2 Per share amount was less than $0.01.

3 Not annualized.

4 Annualized.

Technology Focus Fund
TICKER SYMBOL: SWTFX

THE FUND'S GOAL IS TO SEEK LONG-TERM CAPITAL GROWTH.

THE TECHNOLOGY SECTOR


The economy can be divided into sectors, each consisting of a number of related industries. The technology sector may include, for example, these types of companies:


- companies involved in technology research, distribution, sales or service

- computer hardware and software makers

- defense and aerospace contractors

- electronic equipment makers

- Internet equipment and service providers

- office equipment makers

- semiconductor makers




STRATEGY


TO PURSUE ITS GOAL, THE FUND PRIMARILY INVESTS IN EQUITY SECURITIES ISSUED BY COMPANIES IN THE TECHNOLOGY SECTOR. It is the fund's policy that under normal circumstances it will invest at least 80% of its assets in these securities; typically, the actual percentage will be higher. The fund will concentrate its investments in securities of companies in the technology sector (see sidebar). The fund generally invests in U.S. companies and may invest in companies of all sizes.



The fund is designed to harness the power of Schwab Equity Ratings(TM). Schwab Equity Ratings objectively evaluate stocks on the basis of a wide variety of investment metrics in four broad categories: fundamentals, valuation, momentum and risk. Schwab has found that these investment criteria have correlated with stock price performance. Schwab Equity Ratings are designed to identify stocks that will outperform, or underperform, the market as a whole over the next 12 months.



In addition to Schwab Equity Ratings, used for stock selection, the fund's portfolio managers use optimization techniques to construct the portfolio and manage risk. These techniques are designed to complement Schwab Equity Ratings in creating a portfolio with the potential for long-term capital growth.








The fund may invest in futures contracts, exchange-traded funds and depositary receipts to gain greater market exposure while still keeping a small portion of assets in cash for business operations. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.


For temporary defense purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

                  The fund is designed for long-term investors seeking a way to gain exposure to the technology segment of the economy.

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market wide trends, over both the short and the long term. Other factors may affect a single company or an industry, but not the broader market (for example, rising oil prices may lead to a decline in airline stocks).


BECAUSE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE SECTOR OF THE ECONOMY, YOUR INVESTMENT IS EXPOSED TO THAT SECTOR'S RISKS. Stocks of technology companies may underperform the stock market as a whole, and are likely to have above-average volatility. The companies in which the fund invests are affected by many of the same factors, such as intense price competition, difficulties bringing products to market, product obsolescence caused by competitor innovations, stock prices that are unsupported by revenues, high employee turnover and high labor costs, legislative or regulatory changes, intense competition for market share and difficulties posed by joint ventures and mergers between U.S. and foreign firms.


RISKS OF INDIVIDUAL COMPANIES MAY PLAY A GREATER ROLE WITH THIS FUND because the fund is non-diversified, which means it may invest a larger portion of its assets in a single issuer. In addition, to the extent that the fund invests in companies of a given size, it takes on the risks of that market segment. For example, small- and mid-cap company stocks may be more volatile than large-cap stocks.


THE FUND'S INVESTMENT STRATEGIES ARE BASED LARGELY ON HISTORICAL INFORMATION. If the data used proves to be inaccurate, analysis techniques are flawed or market dynamics change in a way that reduces the value of the investment methodology, these strategies may not effectively contribute to fund performance and risk management. As a result, fund performance could suffer.


THE FUND MAY BUY AND SELL PORTFOLIO SECURITIES ACTIVELY. If it does, its portfolio turnover rate and transaction costs will rise, which would lower fund performance and increase the likelihood of capital gain distributions.

OTHER RISK FACTORS


Although the fund mainly invests in stocks, its other investment strategies also may involve risks. These risks could affect how well the fund pursues its strategy.



For example, futures contracts, which the fund may use to gain additional market exposure, could adversely affect the fund's performance if they don't perform as expected.



Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.



If the fund invests in any exchange-traded funds, there is the risk that those funds' managers could make decisions that would hurt the fund's performance.

Depositary receipts (which represent ownership in a group of stocks or a single stock) may trade at a discount, which may prevent the fund from obtaining the full market value of the depositary receipts' underlying securities.

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of two indices. The indices are unmanaged and do not include expenses or taxes. All figures assume distributions were reinvested. The after-tax figures:


- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes


- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account Keep in mind that future performance (both before and after taxes) may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR GRAPH]


                      01            02
-----------------------------------------
                   (24.24)        (35.78)

BEST QUARTER: 37.61% Q4 2001
WORST QUARTER: (38.19%) Q3 2001



Year-to-date performance as of: 3/31/03 was __%.


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/02


                                                Since
                                    1 year    inception
-------------------------------------------------------
FUND
  Before taxes                      (35.78)   (39.09) 1
  After taxes on distributions      (35.78)   (39.09) 1
  After taxes on distributions
  and sale of shares                (21.97)   (28.53) 1
S&P 500 INFORMATION TECHNOLOGY
SECTOR INDEX                        (37.41)   (41.07) 2
S&P 500(R) INDEX                    (22.10)   (17.02) 2

1 Inception: 7/3/00.

2 From: 7/3/00.


FUND FEES AND EXPENSES


The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.


FEE TABLE (%)

SHAREHOLDER FEES (% of transaction amount)
-----------------------------------------------------------------------
Redemption fee*                                                    0.75

ANNUAL OPERATING EXPENSES (% of average net assets)
-----------------------------------------------------------------------
Management fees                                                    0.54
Distribution (12b-1) fees                                          None
Other expenses                                                     0.61
                                                                  -----
Total annual operating expenses                                    1.15

Expense reduction                                                 (0.05)
                                                                  -----
NET OPERATING EXPENSES**                                           1.10
                                                                  -----

* Charged only on shares you sell 180 days or less after buying them and paid directly to the fund.

** Guaranteed by Schwab and the investment adviser through 2/29/04 (excluding interest, taxes and certain non-routine expenses).



Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT


1 year       3 years       5 years        10 years
--------------------------------------------------
 $112         $360          $628           $1,393


FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for its period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                                11/1/01-    11/1/00-    7/3/001-
                                                                10/31/02    10/31/01    10/31/00
-----------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------
Net asset value at beginning of period                              3.86         8.52       10.00
                                                                -------------------------------------
Loss from investment operations:
   Net investment loss                                             (0.02)       (0.03)       (0.02)
   Net realized and unrealized losses                              (0.94)       (4.63)       (1.46)
                                                                -------------------------------------
   Total loss from investment operations                           (0.96)       (4.66)       (1.48)
                                                                -------------------------------------
Net asset value at end of period                                    2.90         3.86         8.52
                                                                -------------------------------------
Total return (%)                                                  (24.87)      (54.69)      (14.80) 2
RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
   average net assets                                               0.89         0.89         0.89 3
Expense reductions reflected in above ratio                         0.26         0.27         0.63 3

Ratio of net investment loss to
   average net assets                                              (0.57)       (0.65)       (0.63) 3
Portfolio turnover rate                                              117          120           37
Net assets, end of period ($ x 1,000,000)                             26           39           48

1 Commencement of operations

2 Not annualized.

3 Annualized.

Fund management


The funds' investment adviser, Charles Schwab Investment Management, Inc., has more than $144 billion under management.



                  The investment adviser for the Schwab Focus Funds is Charles Schwab Investment Management, Inc. (CSIM), 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds(R). The firm manages assets for more than 6.4 million shareholder accounts. (All figures on this page are as of 10/31/02.)



                  As the investment adviser, the firm oversees the asset management and administration of the Schwab Focus Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 10/31/02, these fees were 0.00% for the Communications Focus Fund, 0.13% for the Financial Services Focus Fund, 0.25% for the Health Care Focus Fund and 0.28% for the Technology Focus Fund. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.



                  GERI HOM, a vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day management and has overall responsibility for management of the funds. Prior to joining the firm in March 1995, she worked for nearly 15 years in equity index management.



                  LARRY MANO, a director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the Technology Focus Fund and Financial Services Focus Fund. Prior to joining the firm in November 1998, he worked for 20 years in equity index management.

Investing in the funds

As a SchwabFunds(R) investor, you have a number of ways to do business with us.

On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

SCHWAB ACCOUNTS

Some Schwab account features can work in tandem with features offered by the funds.


For example, when you sell shares in a fund, the proceeds automatically are paid to your Schwab account. From your account, you can use features such as MoneyLink(R), which lets you move money between your brokerage accounts and bank accounts, and Automatic Investment Plan (AIP), which lets you set up periodic investments.



For more information on Schwab accounts, call 1-800-435-4000 or visit the Schwab web site at www.schwab.com.


BUYING SHARES


Shares of the funds may be purchased through a Schwab account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.



The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the funds' policies, to buy, sell and exchange shares of the funds. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees and require signature guarantees. Contact your investment provider for more information.


STEP 1

CHOOSE A FUND, then decide how much you want to invest.

MINIMUM INITIAL INVESTMENT          MINIMUM ADDITIONAL INVESTMENT
--------------------------          ----------------------------------
$5,000                              $500 ($100 for investments through
                                    the Automatic Investment Plan)

STEP 2

CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

OPTION                   FEATURES
-------------------------------------------------------------------------------
REINVESTMENT             All dividends and capital gain distributions are
                         invested automatically in shares of your fund.
CASH/REINVESTMENT        You receive payment for dividends, while any
MIX                      capital gain distributions are invested in shares of
                         your fund.
CASH                     You receive payment for all dividends and capital gain
                         distributions.

STEP 3

PLACE YOUR ORDER. Use any of the methods described at right. Make checks payable to Charles Schwab and Co., Inc. Orders placed in-person or through a telephone representative are subject to a service fee, payable to Schwab.

SELLING/EXCHANGING SHARES

USE ANY OF THE METHODS DESCRIBED BELOW TO SELL SHARES OF A FUND.

When selling or exchanging shares, please be aware of the following policies:

- A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- As indicated in the funds' fee tables, each fund charges a redemption fee, payable to the fund, on the sale or exchange of any shares that have been held for 180 days or less; in attempting to minimize this fee, a fund will first sell any shares in your account that aren't subject to the fee (including shares acquired through reinvestment or exchange).

- Each fund reserves the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less.

- Exchange orders are limited to other SchwabFunds(R) that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

METHODS FOR PLACING DIRECT ORDERS

INTERNET                                  SCHWABLINK (R)


www.schwab.com                            Investment professionals should follow
                                          the transaction instructions in the
                                          SchwabLink manual; for
                                          technical assistance,
                                          call 1-800-647-5465.

SCHWAB BY PHONE TM 1

Automated voice service or speak with
a representative at
1-800-435-4000 (for TDD service,
call 1-800-345-2550).                     MAIL


TELEBROKER(R)                             Write to SchwabFunds at:
                                          P.O. Box 3812
Automated touch-tone phone service        Englewood, CO
at 1-800-272-4922.                        80155-3812



                                          IN PERSON 1

                                          Visit the nearest Charles Schwab
                                          branch office.


You are automatically entitled to initiate transactions by the Internet or telephone. The funds and Schwab employ procedures to confirm the authenticity of Internet and telephone instructions. If the funds and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following Internet or telephone instructions that they reasonably believe to be genuine.

WHEN PLACING ORDERS

With every order to buy, sell or exchange shares, you will need to include the following information:

- Your name or, for Internet orders, your account number/"Login ID."

- Your account number (for Schwab-Link transactions, include the master account and subaccount numbers) or, for Internet orders, your password.

- The name and share class (if applicable) of the fund whose shares you want to buy or sell.

- The dollar amount or number of shares you would like to buy, sell or exchange.


- When selling or exchanging shares by mail, be sure to include the signature of at least one of the persons whose name is on the account.


- For exchanges, the name and share class (if applicable) of the fund into which you want to exchange and the distribution option you prefer.

- When selling shares, how you would like to receive the proceeds.

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.


1 Orders placed in-person or through a telephone representative are subject to a service fee, payable to Schwab.

THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum as a result of selling or exchanging your shares.

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.


- To refuse any purchase or exchange order, including large purchase orders that may negatively affect a fund's operations, and orders that appear to be associated with short-term trading activities.


- To change or waive a fund's investment minimums.


- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.



- To withdraw or suspend any part of the offering made by this prospectus.



- To revise the redemption fee criteria.



- To waive its early redemption fee in certain instances, including when it determines that such a waiver is in the best interests of the fund and its shareholders.


TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. The funds calculate their share prices each business day after the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding.

Orders to buy, sell or exchange shares that are received in good order prior to the close of a fund (generally 4 p.m. Eastern time) will be executed at the next share price calculated that day.

If you place an order through a third-party investment provider, please consult with that investment provider to determine when your order will be executed. Generally, you will receive the share price next calculated after a fund receives your order from your investment provider. However, some investment providers may arrange with a fund for you to receive the share price next calculated after your investment provider has received your order. Some investment providers may require that they receive orders prior to a specified cut-off time.


In valuing their securities, the funds use market quotes if they are readily available. In cases where quotes are not readily available, or the adviser deems them unreliable, a fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees.



THE FUNDS RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED AT LEFT.


DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service (IRS) web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS YOUR FUND EARNS. Every year, each fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record.

UNLESS YOU ARE INVESTING THROUGH A TAX-DEFERRED OR ROTH RETIREMENT ACCOUNT, YOUR FUND DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income and short-term capital gains are distributed as dividends and are taxable as ordinary income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

GENERALLY, ANY SALE OR EXCHANGE OF YOUR SHARES IS A TAXABLE EVENT. For tax purposes, an exchange of your shares for shares of another SchwabFund is treated the same as a sale. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares longer.


AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS their fund paid during the previous calendar year. Schwab customers also receive information on distributions and transactions in their monthly account statements.



SCHWAB CUSTOMERS WHO SELL FUND SHARES typically will receive a report that calculates their gain or loss using the "average cost" single-category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.


MORE ON DISTRIBUTIONS

If you are investing through a taxable account and purchase shares of a fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when a fund makes a distribution, the share price is reduced by the amount of the distribution.

You can avoid "buying a dividend," as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.

NOTES

NOTES

To learn more

This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.


SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.


THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain free copies of these documents by contacting SchwabFunds(R). You can also review and copy them in person at the SEC's Public Reference Room, access them online at www.sec.gov or obtain paper copies by sending an electronic request to publicinfo@sec.gov. You will need to pay a duplicating fee before receiving paper copies from the SEC.

SEC FILE NUMBER
Schwab Focus Funds        811-7704

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-0102
1-202-942-8090 (Public Reference Section)

www.sec.gov

publicinfo@sec.gov


SCHWABFUNDS
P.O. Box 3812
Englewood, CO 80155-3812
1-800-435-4000


www.schwab.com/schwabfunds

REG14593FLT-03

Schwab Focus Funds

                                        PROSPECTUS

                                  June 30, 2003


                                                           [CHARLES SCHWAB LOGO]

[CHARLES SCHWAB LOGO]

P.O. Box 3812
Englewood, CO 80155-3812

REG14593WRP-03

You could have received this document via email.

         Save paper. Sign up for electronic delivery at www.schwab.com/edelivery.

To learn more

This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain free copies of these documents by contacting SchwabFunds(R). You can also review and copy them in person at the SEC's Public Reference Room, access them online at www.sec.gov or obtain paper copies by sending an electronic request to publicinfo@sec.gov. You will need to pay a duplicating fee before receiving paper copies from the SEC.

SEC FILE NUMBER
Schwab Focus Funds        811-7704

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-0102
1-202-942-8090 (Public Reference Section)

www.sec.gov

publicinfo@sec.gov

SCHWABFUNDS
P.O. Box 3812
Englewood, CO 80155-3812
1-800-435-4000

www.schwab.com/schwabfunds

REG14593FLD-03

                               Schwab Focus Funds


                                        PROSPECTUS
                                       June 30, 2003

                                                           [CHARLES SCHWAB LOGO]

To learn more

This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain free copies of these documents by contacting SchwabFunds(R). You can also review and copy them in person at the SEC's Public Reference Room, access them online at www.sec.gov or obtain paper copies by sending an electronic request to publicinfo@sec.gov. You will need to pay a duplicating fee before receiving paper copies from the SEC.

SEC FILE NUMBER
Schwab Focus Funds        811-7704

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-0102
1-202-942-8090 (Public Reference Section)

www.sec.gov

publicinfo@sec.gov

SCHWABFUNDS
P.O. Box 3812
Englewood, CO 80155-3812
1-800-435-4000
www.schwab.com/schwabfunds

                               Schwab Focus Funds


                                        PROSPECTUS
                                       June 30, 2003


                                                           [CHARLES SCHWAB LOGO]

                       STATEMENT OF ADDITIONAL INFORMATION

                               SCHWAB FOCUS FUNDS
                            COMMUNICATIONS FOCUS FUND
                          FINANCIAL SERVICES FOCUS FUND
                             HEALTH CARE FOCUS FUND
                              TECHNOLOGY FOCUS FUND


                                  JUNE 30, 2003



The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the funds' prospectus dated June 30, 2003 (as amended from time to time).



To obtain a free copy of the prospectus, please contact SchwabFunds(R) at 1-800-435-4000 or write to the funds at P.O. Box 3812 Englewood, CO 80155-3812. For TDD service call 1-800-345-2550. The prospectus also may be available on the Internet at: http://www.schwab.com/schwabfunds.


The funds' most recent annual report is a separate document supplied with the SAI and includes the funds' audited financial statements, which are incorporated by reference into this SAI.

The funds are series of Schwab Capital Trust (the trust).

                                TABLE OF CONTENTS


                                                                                                  Page
                                                                                                  ----
INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND LIMITATIONS.......................................     2
MANAGEMENT OF THE FUNDS........................................................................    17
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES............................................    28
INVESTMENT ADVISORY AND OTHER SERVICES.........................................................    28
BROKERAGE ALLOCATION AND OTHER PRACTICES.......................................................    30
DESCRIPTION OF THE TRUST.......................................................................    34
PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER
DOCUMENTS AND PRICING OF SHARES................................................................    35
TAXATION.......................................................................................    37
CALCULATION OF PERFORMANCE DATA................................................................    38

            INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES

Each fund's investment objective is to seek long-term capital growth.


Each fund's investment objective may be changed only by vote of a majority of its outstanding voting shares. A majority of the outstanding voting shares of a fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a fund are represented at the meeting or (b) more than 50% of the outstanding voting shares of a fund.



The following descriptions of investment strategies, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund's acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a fund to exceed its limitation, the fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. Not all investment securities or techniques discussed below are eligible investments for each fund. Each fund will invest in securities or engage in techniques that are intended to help achieve its investment objective. There is no guarantee the funds will achieve their objectives.



                        INVESTMENT STRATEGIES AND RISKS



Each fund pursues its investment goal by investing in companies in a particular economic sector.









THE COMMUNICATIONS FOCUS FUND will under normal circumstances invest at least 80% of its assets in equity securities issued by companies in the communications sector. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, assets mean net assets plus the amount of any borrowings for investment purposes. The investments may include, for example, telephone service providers, such as local and long-distance telephone companies, cellular and paging services companies, telecommunications equipment makers, companies involved in telecommunications research, distribution, sales or service, and media companies (including radio and television). Certain types of companies in which the fund may invest are-engaged in fierce competition for a share of the market for goods or services such as private and local area networks, or are engaged in the sale of telephone set equipment.



THE FINANCIAL SERVICES FOCUS FUND will under normal circumstances invest at least 80% of its assets in equity securities issued by companies in the financial services sector. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, assets mean net assets plus the amount of any borrowings for investment purposes. The investments may include, for example, commercial banks, savings and loan associations, insurance companies, brokerage companies, asset management firms, real estate investment trusts and financial services firms.



The financial services sector is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking were revised to permit a greater level of affiliation between financial services companies.



Rule 12d3-1 under the Investment Company Act of 1940 (the "1940 Act") limits the extent to which a fund may invest in the securities of any one company that derives more than 15% of its revenues from brokerage, underwriting or investment management activities. A fund may purchase securities of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions: (1) the purchase cannot cause more than 5% of the fund's total assets to be invested in securities of that issuer; (2) for any equity security, the purchase cannot result in the fund owning more than 5% of the issuer's outstanding securities in that class; and (3) for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer's debt securities.



THE HEALTH CARE FOCUS FUND will under normal circumstances invest at least 80% of its assets in equity securities issued by companies in the health care sector. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, assets mean net assets plus the amount of any borrowings for investment purposes. The investments may include, for example, companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine, biotechnology and drug companies, health care facilities operators, medical product manufacturers and suppliers, medical services firms and medical providers.



THE TECHNOLOGY FOCUS FUND will under normal circumstances invest at least 80% of its assets in equity securities issued by companies in the technology sector. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, assets mean net assets plus the amount of any borrowings for investment purposes. The investments may include, for example, companies that develop, produce, or distribute products or services in the electronic equipment, semiconductor, computer hardware and software, office equipment, Internet and defense and aerospace industries.

BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, a fund will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (SEC).

Each fund may establish lines-of-credit (lines) with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by a fund within 60 days and is not extended or renewed. Each fund intends to use the lines to meet large or unexpected redemptions that would otherwise force a fund to liquidate securities under circumstances which are unfavorable to the funds' remaining shareholders. Each fund will pay a fee to the bank for using the lines.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the technology sector may have greater exposure to a single fact such as a shortage of skilled workers, which may increase costs and adversely affect the value of the sector's securities. Each fund will, under normal conditions, invest 25% or more of its total assets in the industry or group of industries representing its sector.


DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Also, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. This is especially true for bonds with sinking fund provisions, which commit the issuer to set aside a certain amount of money to cover timely repayment of principal and typically allow the issuer to annually repurchase certain of its outstanding bonds from the open market or at a pre-set call price.

Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest.

Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all. This is called credit risk. Corporate debt securities (bonds) tend to have higher credit risk generally than U.S. government debt securities. Debt securities also may be subject to price volatility due to market perception of future interest rates, the creditworthiness of the issuer and general market liquidity (market risk). Investment-grade debt securities are considered medium- or/and high-quality securities, although some still possess varying degrees of speculative characteristics and risks. Debt securities rated below investment-grade are riskier, but may offer higher yields. These securities are sometimes referred to as high yield securities or "junk bonds."


DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.

DEPOSITARY RECEIPTS include American or European Depositary Receipts (ADRs or
EDRs), Global Depositary Receipts or Shares (GDRs or GDSs) or other similar global instruments that are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These securities are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. Depositary receipts can be sponsored or unsponsored. Sponsored depositary receipts are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of an unsponsored depositary receipt.

Depositary Receipts also include securities issued by a trust representing an undivided beneficial ownership interest in the assets of the trust, usually common stocks of a group of companies. The trust generally holds the deposited common stocks for the benefit of the holders of the depositary receipts. Issuers generally are not registered as investment companies under the 1940 Act. The trustee of a trust is typically limited to performing only administrative and ministerial duties, for which it is paid out of trust assets. The risks of investing in depositary receipts generally reflect the risks of the securities held in the trust. The acquisition and disposal of some depositary receipts is limited to round-lots or round-lot multiples. Depositary receipts may trade in the secondary market at prices lower than the aggregate value of the corresponding underlying securities. In such cases, some depositary receipts enable the holders to realize the underlying value of the securities by canceling the receipt and receiving a corresponding amount of underlying securities, which requires the payment of fees and expenses.


DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a series of an open-end investment management company. Each fund is a non-diversified mutual fund, which means it may invest in relatively few issuers. Each fund intends to diversify its investments to the extent required to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code).



EQUITY SECURITIES represent ownership interests in a company, and are commonly called "stocks." Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company's financial condition, market conditions and political, economic or even company-specific news. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.

Types of equity securities include common stocks, preferred stocks, convertible securities, warrants, and interests in real estate investment trusts. Common stocks, which are probably the most recognized type of equity security, usually entitle the owner to voting rights in the election of the corporation's directors and any other matters submitted to the corporation's shareholders for voting. Preferred stocks do not ordinarily carry voting rights, though they may carry limited voting rights. Preferred stocks normally have preference over the corporation's assets and earnings, however. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks also may pay specified dividends.

Convertible securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer's common stock) at a specified price or ratio. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. Convertible bonds typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity, because of the convertible feature. This structure allows the holder of the convertible bond to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common stock becomes more valuable.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, but do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer's common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of a company's liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks decline, the price of the issuer's convertible securities will tend not to fall as much because the convertible security's income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

Warrants are types of securities usually issued with bonds and preferred stock that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. The prices of warrants do not necessarily move parallel to the prices of the underlying common stock. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the warrant and the right to purchase the underlying security.

FOREIGN SECURITIES involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks and corporations, or because they are traded principally overseas. The funds may invest in common stocks and other equity securities of foreign companies. Foreign securities in which a fund may invest include foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.



Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of a fund, and its ability to meet a large number of shareholder redemption requests.


Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Losses to a fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for a fund.


Investments in the securities of foreign issuers may be made and held in foreign currencies. In addition, a fund may hold cash in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may cause a fund to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a fund.


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve the purchase or sale of foreign currency at an established exchange rate, but with payment and delivery at a specified future time. Many foreign securities markets do not settle trades within a time frame that would be considered customary in the U.S. stock market. Therefore, the funds may engage in forward foreign currency exchange contracts in order to secure exchange rates for portfolio securities purchased or sold, but awaiting settlement. These transactions do not seek to eliminate any fluctuations in the underlying prices of the securities involved. Instead, the transactions simply establish a rate of exchange that can be expected when the funds settle its securities transactions in the future. Forwards involve certain risks. For example, if the counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the funds could sustain a loss.

FUTURES CONTRACTS are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. The funds may purchase and sell futures contracts based on securities, securities indices and foreign currencies, interest rates, or any other futures contracts traded on U.S. exchanges or boards of trade that the Commodities Futures Trading Commission
(CFTC) licenses and regulates on foreign exchanges.

A fund must maintain a small portion of its assets in cash to process shareholder transactions in and out of the fund and to pay its expenses. In order to reduce the effect this otherwise uninvested cash would have on its performance, a fund may purchase futures contracts. Such transactions allow a fund's cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. A fund may enter into a futures contract for other reasons.

When buying or selling futures contracts, a fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as "variation margin" may be made daily, if necessary, as the value of the futures contracts fluctuates. This process is known as "marking-to-market." The margin amount will be returned to the fund upon termination of the futures contracts assuming all contractual obligations are satisfied. A fund's aggregate initial and variation margin payments required to establish its futures positions may not exceed 5% of its net assets. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. In order to avoid this, a fund will earmark or segregate assets for any outstanding futures contracts as may be required under the federal securities laws.

While a fund may purchase and sell futures contracts in order to increase its market exposure, there are risks associated with these transactions. Adverse market movements could cause a fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if a fund had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, a fund incurs transaction costs (i.e., brokerage fees) when engaging in futures trading.

Futures contracts normally require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time a fund seeks to close out a futures position. If a fund is unable to close out its position and prices move adversely, a fund would have to continue to make daily cash payments to maintain its margin requirements. If a fund had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, a fund may be required to make or take delivery and incur extra transaction costs buying or selling the underlying securities. The funds seek to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

INTERFUND BORROWING AND LENDING. A fund may borrow money from and/or lend money to other funds/portfolios in the Schwab complex ("SchwabFunds(R)"). All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds.


MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

Each fund must keep a portion of its assets in cash for business operations. In order to reduce the effect this otherwise uninvested cash would have on its performance, a fund may invest in money market securities.


OPTIONS CONTRACTS generally provide the right to buy or sell a security, commodity, futures contract or foreign currency in exchange for an agreed upon price. If the right is not exercised after a specified period, the option expires and the option buyer forfeits the money paid to the option seller.

A call option gives the buyer the right to buy a specified number of shares of a security at a fixed price on or before a specified date in the future. For this right, the call option buyer pays the call option seller, commonly called the call option writer, a fee called a premium. Call option buyers are usually anticipating that the price of the underlying security will rise above the price fixed with the call writer, thereby allowing them to profit. If the price of the underlying security does not rise, the call option buyer's losses are limited to the premium paid to the call option writer. For call option writers, a rise in the price of the underlying security will be offset in part by the premium received from the call option buyer. If the call option writer does not own the underlying security, however, the losses that may ensue if the price rises could be potentially unlimited. If the call option writer owns the underlying security or commodity, this is called writing a covered call. All call options written by the funds will be covered, which means that the funds will own the securities subject to the option so long as the option is outstanding.


A put option is the opposite of a call option. It gives the buyer the right to sell a specified number of shares of a security at a fixed price on or before a specified date in the future. Put option buyers are usually anticipating a decline in the price of the underlying security, and wish to offset those losses when selling the security at a later date. All put options a fund writes will be covered, which means that the fund will earmark or segregate cash, U.S. government securities or other liquid debt securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the fund. However, in return for the option premium, the fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities market value at the time of purchase.


A fund may purchase and write put and call options on any securities in which it may invest or any securities index or basket of securities based on securities in which it may invest. A fund may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. Like futures contracts, option contracts are rarely exercised. Option buyers usually sell the option before it expires. Option writers may terminate their obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." The fund may enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased or written.

Although a fund generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option or at any particular time. If a fund is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to sell the underlying securities or dispose of assets earmarked or held in a segregated account until the options expire or are exercised. Similarly, if a fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options;
(2) an exchange may impose restrictions on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the Options Clearing Corporation (the OCC) may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Securities and Exchange Commission changes its position, a fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula the staff of the SEC approves.


Additional risks are involved with options trading because of the low margin deposits required and the extremely high degree of leverage that may be involved in options trading. There may be imperfect correlation between the change in market value of the securities held by a fund and the prices of the options, possible lack of a liquid secondary markets, and the resulting inability to close such positions prior to their maturity dates.

A fund may write or purchase an option only when the market value of that option, when aggregated with the market value of all other options transactions made on behalf of the fund, does not exceed 5% of its net assets.

REAL ESTATE INVESTMENT TRUSTS (REITs) are pooled investment vehicles, which invest primarily in income producing real estate or real estate related loans or interests and, in some cases, manage real estate. REITs are sometimes referred to as equity REITs, mortgage REITs or hybrid REITs. An equity REIT invests primarily in properties and generates income from rental and lease properties and, in some cases, from the management of real estate. Equity REITs also offer the potential for growth as a result of property appreciation and from the sale of appreciated property. Mortgage REITs invest primarily in real estate mortgages, which may secure construction, development or long-term loans, and derive income for the collection of interest payments. Hybrid REITS may combine the features of equity REITs and mortgage REITs. REITs are generally organized as corporations or business trusts, but are not taxed as a corporation if they meet certain requirements of the Code. To qualify, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including other REITs), cash and government securities, distribute at least 95% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property.

Like any investment in real estate, a REIT's performance depends on many factors, such as its ability to find tenants for its properties, to renew leases, and to finance property purchases and renovations. In general, REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent a REIT concentrates its investment in certain regions or property types. For example, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants' failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Ultimately, a REIT's performance depends on the types of properties it owns and how well the REIT manages its properties.

In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates also mean that financing for property purchases and improvements is more costly and difficult to obtain. During periods of declining interest rates, certain mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and equity REITs may be affected by the ability of tenants to pay rent.

Like small-cap stocks in general, certain REITs have relatively small market capitalizations and their securities can be more volatile than--and at times will perform differently from--large-cap stocks. In addition, because small-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuations than the stocks of larger companies. Further, REITs are dependent upon specialized management skills, have limited diversification, and are therefore subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a fund, a shareholder will bear indirectly a proportionate share of the REIT's expenses. Finally, REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act.


REPURCHASE AGREEMENTS are instruments under which a buyer acquires ownership of certain securities (usually U.S. government securities) from a seller who agrees to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the buyer's holding period. Any repurchase agreements the fund enters into will involve the fund as the buyer and banks or broker-dealers as sellers. The period of repurchase agreements is usually short
- from overnight to one week, although the securities collateralizing a repurchase agreement may have longer maturity dates. Default by the seller might cause the fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The fund also may incur disposition costs in liquidating the collateral. In the event of a bankruptcy or other default of a repurchase agreement's seller, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The fund will make payment under a repurchase agreement only upon physical delivery or evidence of book entry transfer of the collateral to the account of its custodian bank.


RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. Restricted securities may be considered to be liquid if an institutional or other market exists for these securities. In making this determination, a fund, under the direction and supervision of the Board of Trustees, will take into account the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the funds' portfolios may be increased if qualified institutional buyers become uninterested in purchasing these securities.

SECURITIES LENDING of portfolio securities is a common practice in the securities industry. A fund may engage in security lending arrangements with the primary objective of increasing its income. For example, a fund may receive cash collateral and may invest it in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to loaned securities may pass with the lending of the securities.

A fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and
(4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan (at market value computed at the time of the loan).

SECURITIES OF OTHER INVESTMENT COMPANIES. Investment companies generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in securities such as stocks, bonds and money market instruments. Investment companies include: (1) open-end funds (commonly called mutual funds) that issue and redeem their shares on a continuous basis, (2) closed-end funds that offer a fixed number of shares, and are usually listed on an exchange, and (3) unit investment trusts that generally offer a fixed number of redeemable shares. Certain open-end funds and unit investment trusts are traded on exchanges.

Investment companies may make investments and use techniques designed to enhance their performance. These may include delayed-delivery and when-issued securities transactions; swap agreements; buying and selling futures contracts, illiquid, and/or restricted securities and repurchase agreements; and borrowing or lending money and/or portfolio securities. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Also, investment companies charge fees and incur expenses.

Each fund may buy securities of other investment companies, including those of foreign issuers, in compliance with the requirements of federal law or any SEC exemptive order. Each fund intends to vote any investment company proxies in accordance with instructions received, or in the same proportion as the vote of all other shareholders. A fund may invest in investment companies that are not registered with the SEC or privately placed securities of investment companies (which may or may not be registered), such as hedge funds and offshore funds. Unregistered funds are largely exempt from the regulatory requirements that apply to registered investment companies. As a result, unregistered funds may have a greater ability to make investments, or use investment techniques, that offer a higher potential investment return (for example, leveraging), but which may carry high risk. Unregistered funds, while not regulated by the SEC like registered funds, may be indirectly supervised by the financial institutions (e.g., commercial and investment banks) that may provide them with loans or other sources of capital. Investments in unregistered funds may be difficult to sell, which could cause a fund selling an interest in an unregistered fund to lose money. For example, many hedge funds require their investors to hold their investments for at least one year.

Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which a fund may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted the funds an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds a fund may hold, provided that certain conditions are met. The conditions requested by the SEC were designed to address certain abuses perceived to be associated with funds of funds, including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by a fund of funds over the underlying fund. The conditions apply only when a fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.

Under the terms of the exemptive order, each fund and its affiliates may not control a non-affiliated underlying fund. Under the 1940 Act, any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a company is assumed to control that company. This limitation is measured at the time the investment is made.

SMALL-CAP STOCKS in which a fund may invest include stocks issued by U.S. operating companies with market capitalizations that place them below the largest 1,000 such companies. Historically, small-cap stocks have been riskier than stocks issued by large- or mid-cap companies for a variety of reasons. Small-cap companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Small-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small-cap company stocks pay low or no dividends.

These factors and others may cause sharp changes in the value of a small-cap company's stock, and even cause some small-cap companies to fail. Additionally, small-cap stocks may not be as broadly traded as large- or mid-cap stocks, and a fund's positions in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for a fund to dispose of securities of these small-cap companies at prevailing market prices in order to meet redemptions. This lower degree of liquidity can adversely affect the value of these securities. For these reasons and others, the value of a fund's investments in small-cap stocks is expected to be more volatile than other types of investments, including other types of stock investments. While small-cap stocks are generally considered to offer greater growth opportunities for investors, they involve greater risks and the share price of a fund that invests in small-cap stocks may change sharply during the short term and long term.


TEMPORARY DEFENSIVE INVESTMENTS. During unusual economic or market conditions or for temporary defensive or liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations.


U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities, such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie
Mae), and the Federal Home Loan Banks (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields and prices to fluctuate.

                             INVESTMENT LIMITATIONS

THE FOLLOWING INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY VOTE OF A MAJORITY OF THE FUNDS' OUTSTANDING VOTING SHARES:

1) Each fund will concentrate its investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. The Communications Focus Fund will concentrate its investments in securities of companies in the communications sector. The Financial Focus Fund will concentrate its investments in securities of companies in the financial services sector. The Health Care Focus Fund will concentrate its investments in securities of companies in the health care sector. The Technology Focus Fund will concentrate its investments in securities of companies in the technology sector.

2) Each fund may not purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3) Each fund may not make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4) Each fund may not borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5) Each fund may not issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6) Each fund may not underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING CERTAIN POLICIES AND RESTRICTIONS OF THE FUNDS.


Borrowing. The 1940 Act restricts a fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets). Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a "senior security" within the meaning of Section 18(f) of the 1940 Act, shall not be regarded as borrowings for the purposes of the fund's investment restriction.


Concentration. The SEC has defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.


Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The funds have adopted a fundamental policy that would permit direct investment in real estate. However, each fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of the funds' Board of Trustees.


Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, when such investments are "covered" or with appropriate earmarking or segregation of assets to cover such obligations.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

THE FOLLOWING INVESTMENT POLICIES AND RESTRICTIONS ARE NON-FUNDAMENTAL AND MAY BE CHANGED BY THE TRUST'S BOARD OF TRUSTEES.

Each fund may not:

1)       Invest more than 15% of its net assets in illiquid securities.

2) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

4) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

5) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (1) purchase securities of companies that deal in real estate or interests therein (including REITs), (2) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (3) purchase securities of companies that deal in precious metals or interests therein.

6) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

7) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).


Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund's acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a fund to exceed its limitation, the fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.


                             MANAGEMENT OF THE FUNDS


Each fund is overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of each fund. The trustees met 6 times during the most recent fiscal year.



Certain trustees are "interested persons." A trustee is considered an interested person of the trust under the 1940 Act if he or she is an officer, director, or an employee of Charles Schwab Investment Management, Inc. ("CSIM") or Charles Schwab & Co., Inc. ("Schwab"). A trustee also may be considered an interested person of the trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of the fund's investment adviser and distributor.



Each of the officers and/or trustees also serves in the same capacity as described for the trust, for The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios (the "fund complex") which, as of 10/31/02, included 45 funds. The address of each individual is 101 Montgomery Street, San Francisco, California 94104.



Each officer's and trustee's principal occupations during the past five years, other directorships and affiliations, if any, with The Charles Schwab Corporation, Schwab and CSIM are as follows:

                                              TERM OF
                                               OFFICE               PRINCIPAL
                                                AND               OCCUPATIONS
                          POSITION(S)          LENGTH              DURING THE
     NAME AND              WITH THE           OF TIME              PAST FIVE                  OTHER
  DATE OF BIRTH              TRUST            SERVED 1               YEARS                DIRECTORSHIPS
                                                  INDEPENDENT TRUSTEES

DONALD F. DORWARD        Trustee          Trustee of         Chief Executive
September 23, 1931                        Schwab Capital     Officer, Dorward &
                                          Trust since 1993.  Associates
                                                             (corporate
                                                             management,
                                                             marketing and
                                                             communications
                                                             consulting firm).
                                                             From 1996 to 1999,
                                                             Executive Vice
                                                             President and
                                                             Managing Director,
                                                             Grey Advertising.

ROBERT G. HOLMES         Trustee          Trustee of         Chairman, Chief
May 15, 1931                              Schwab Capital     Executive Officer
                                          Trust since 1993.  and Director,
                                                             Semloh Financial,
                                                             Inc. (international
                                                             financial services
                                                             and investment
                                                             advisory firm).

DONALD R. STEPHENS       Trustee          Trustee of         Managing Partner,
June 28, 1938                             Schwab Capital     D.R. Stephens &
                                          Trust since 1993.  Company
                                                             (investments).
                                                             Prior to 1996,
                                                             Chairman and Chief
                                                             Executive Officer
                                                             of North


-------------------------

1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000, retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

                                                             American Trust (real
                                                             estate investment
                                                             trust).

MICHAEL W. WILSEY        Trustee          Trustee of         Chairman and Chief
August 18, 1943                           Schwab Capital     Executive Officer,
                                          Trust since 1993.  Wilsey Bennett,
                                                             Inc. (truck and
                                                             air transportation,
                                                             real estate
                                                             investment and
                                                             management, and
                                                             investments).

MARIANN BYERWALTER       Trustee          Trustee of         Chairman of JDN         Ms. Byerwalter also is
August 13, 1960                           Schwab Capital     Corporate Advisory      on the Board of
                                          Trust since 2000.  LLC. From 1996 to       Trustees of Stanford
                                                             2001, Ms.               University, America
                                                             Byerwalter was the      First Companies,
                                                             Vice President for      Omaha, NE (venture
                                                             Business Affairs        capital/fund
                                                             and Chief               management), Redwood
                                                             Financial Officer       Trust, Inc. (mortgage
                                                             of Stanford             finance), Stanford
                                                             University and, in      Hospitals and Clinics,
                                                             2001, Special           SRI International
                                                             Advisor to the          (research), PMI Group,
                                                             President of            Inc. (mortgage
                                                             Stanford                insurance) and Lucile
                                                             University. 2           Packard Children's
                                                                                     Hospital; Director
                                                                                     until 2002, LookSmart,
                                                                                     Ltd. (an Internet
                                                                                     infrastructure
                                                                                     company).

WILLIAM A. HASLER        Trustee          Trustee of         Co-Chief Executive      Mr. Hasler also is on
November 22, 1941                         Schwab Capital     Officer, Aphton         the Board of Directors
                                          Trust since 2000.  Corporation             of Solectron Corporation
                                                             (bio-pharmaceuticals).



-------------------------
2 Charles R. Schwab, an interested trustee (see below) has served as a Trustee of Stanford University since 1993. From 1996 to 2001, Ms. Byerwalter was Chief Financial Officer of Stanford.

                                                             Prior to August         (manufacturing),
                                                             1998, Mr. Hasler        Tenera, Inc. (services
                                                             was Dean of the         and software),
                                                             Haas School of          Airlease Ltd.
                                                             Business at the         (aircraft leasing),
                                                             University of           Mission West
                                                             California,             Properties (commercial
                                                             Berkeley (higher        real estate) and
                                                             education).             Digital Microwave
                                                                                     Corporation
                                                                                     (a network equipment
                                                                                     corporation).

GERALD B. SMITH          Trustee          Trustee of         Since 1990,             Mr. Smith is also on
September 28, 1950                        Schwab Capital     Chairman and Chief      the Board of Directors
                                          Trust since 2000.  Executive Officer       of Rorento N.V.
                                                             and founder of          (investments -
                                                             Smith Graham & Co.      Netherlands) and
                                                             (investment             Cooper Industries
                                                             advisors).              (electrical products,
                                                                                     tools and hardware),
                                                                                     and is a member of the
                                                                                     audit committee of
                                                                                     Northern Border
                                                                                     Partners, L.P.
                                                                                     (energy); Director
                                                                                     until 2002, Pennzoil
                                                                                     Quaker State Company
                                                                                     (oil and gas).

                                                   INTERESTED TRUSTEES

CHARLES R. SCHWAB 3      Chairman and     Chairman and       Chairman, Co-Chief      Director, U.S. Trust
July 29, 1937            Trustee          Trustee of         Executive Officer       Corporation, United
                                          Schwab Capital     and Director, The       States Trust Company
                                          Trust since 1993.  Charles Schwab          of New York; The Gap,
                                                             Corporation; Chief      Inc. (a clothing
                                                             Executive Officer       retailer), Siebel
                                                             and Director,           Systems (a software
                                                             Schwab Holdings,        company) and Xign,
                                                             Inc.; Chairman and      Inc. (a developer of
                                                             Director, Charles       electronic payment
                                                             Schwab & Co.,           systems); Trustee,
                                                                                     Board of Trustees



-------------------------
3 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

                                                             Inc., Charles           of Stanford University,
                                                             Schwab Investment       since 1993; Director
                                                             Management, Inc.;       until January 1999,
                                                             Chairman, Charles       Schwab Retirement Plan
                                                             Schwab Holdings         Services, Inc., Mayer
                                                             (UK); Chairman and      & Schweitzer, Inc. (a
                                                             Chief Executive         securities brokerage
                                                             Officer, Schwab         subsidiary of The
                                                             (SIS) Holdings,         Charles Schwab
                                                             Inc. I, Schwab          Corporation),
                                                             International           Performance
                                                             Holdings, Inc.          Technologies, Inc.
                                                                                     (technology company),
                                                                                     TrustMark, Inc.;
                                                                                     Director until July
                                                                                     2001, The Charles
                                                                                     Schwab Trust Company;
                                                                                     Director until March
                                                                                     2002, Audiobase, Inc.
                                                                                     (full-service audio
                                                                                     solutions for the
                                                                                     Internet); Director
                                                                                     until May 2002,
                                                                                     Vodaphone AirTouch PLC
                                                                                     (a telecommunications
                                                                                     company).

JOHN PHILIP COGHLAN      Trustee          Trustee of         Vice Chairman and       Director, Performance
May 6, 1951                               Schwab Capital     Executive Vice          Technologies, Inc.,
                                          Trust since 2000.  President, The          (technology company);
                                                             Charles Schwab          Director, Charles
                                                             Corporation; Vice       Schwab Asset
                                                             Chairman and            Management (Ireland)
                                                             President -             Ltd. and Charles
                                                             Retail, Charles         Schwab Worldwide Funds
                                                             Schwab & Co.,           PLC until March 2002.
                                                             Inc.; Director,
                                                             Charles Schwab
                                                             Investment
                                                             Management, Inc.;
                                                             President, Chief
                                                             Executive

                                                             Officer and
                                                             Director, The
                                                             Charles Schwab
                                                             Trust Company;
                                                             Chairman and
                                                             Director, Schwab
                                                             Retirement Plan
                                                             Services, Inc.,
                                                             Schwab Retirement
                                                             Technologies, Inc.
                                                             (formerly
                                                             TrustMark, Inc.).
                                                             Prior to July
                                                             2002, Mr. Coghlan
                                                             was Vice Chairman
                                                             and Enterprise
                                                             President,
                                                             Retirement Plan
                                                             Services and
                                                             Services for
                                                             Investment
                                                             Managers, Charles
                                                             Schwab & Co., Inc.

JEFFREY M. LYONS 3       Trustee          Trustee of         Executive Vice
February 22, 1955                         Schwab Capital     President, Asset
                                          Trust since 2002.  Management
                                                             Products &
                                                             Services since
                                                             September 2001,
                                                             Charles Schwab &
                                                             Co., Inc. Prior
                                                             to September 2001,
                                                             Mr. Lyons was
                                                             Executive Vice
                                                             President, Mutual
                                                             Funds, Charles
                                                             Schwab & Co., Inc.


-------------------------

3 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

                                               OFFICERS

RANDALL W. MERK          President and    Officer of         President and
July 25, 1954            Chief            Schwab Capital     Chief Executive
                         Executive        Trust since 2002.  Officer, Charles
                         Officer                             Schwab Investment
                                                             Management, Inc.
                                                             and Executive Vice
                                                             President, Charles
                                                             Schwab & Co.,
                                                             Inc. Prior to
                                                             September 2002,
                                                             Mr. Merk was
                                                             President and
                                                             Chief Investment
                                                             Officer, American
                                                             Century Investment
                                                             Management, and
                                                             Director, American
                                                             Century Companies,
                                                             Inc. (June 2001 to
                                                             August 2002);
                                                             Chief Investment
                                                             Officer, Fixed
                                                             Income, American
                                                             Century Companies,
                                                             Inc. (January 1997
                                                             to June 2001).

TAI-CHIN TUNG            Treasurer and    Officer of         Senior Vice             Director, Charles
March 7, 1951            Principal        Schwab Capital     President and           Schwab Asset
                         Financial        Trust since 1996.  Chief Financial         Management (Ireland)
                         Officer.                            Officer, Charles        Limited and Charles
                                                             Schwab Investment       Schwab Worldwide Funds
                                                             Management, Inc.;       PLC.
                                                             Vice President,
                                                             The Charles Schwab

                                                             Trust Company.

STEPHEN B. WARD          Senior Vice      Officer of         Director, Senior
April 5, 1955            President and    Schwab Capital     Vice President and
                         Chief            Trust since 1991.  Chief Investment
                         Investment                          Officer, Charles
                         Officer.                            Schwab Investment
                                                             Management, Inc.;
                                                             Chief Investment
                                                             Officer, The
                                                             Charles Schwab
                                                             Trust Company.

KOJI E. FELTON           Secretary        Officer of         Senior Vice
March 13, 1961                            Schwab Capital     President, Chief
                                          Trust since 1998.  Counsel and
                                                             Assistant
                                                             Corporate
                                                             Secretary, Charles
                                                             Schwab Investment
                                                             Management, Inc.
                                                             Prior to June
                                                             1998, Mr. Felton
                                                             was a Branch Chief
                                                             in Enforcement at
                                                             the U.S.
                                                             Securities and
                                                             Exchange
                                                             Commission in San
                                                             Francisco.


The continuation of each fund's investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory agreement. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the funds' investment adviser, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.


At the May 22, 2002 meeting, the Board of Trustees, including a majority of Independent Trustees, approved the funds' investment advisory and administration agreement with CSIM (the

"Agreement") based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the services provided to the funds under the Agreement; (2) the funds' expenses under the Agreement and how those expenses compared to those of other comparable mutual funds; (3) each fund's investment performance and how it compared to that of other comparable mutual funds; and (4) the profitability of CSIM and its affiliates, including Schwab, with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates.


First, with respect to the nature and quality of the services provided by CSIM to the funds, the trustees considered, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered how Schwab's extensive branch network, around-the-clock access, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service firm and its overall financial condition.

Second, with respect to the funds' expenses under the Agreement, the trustees considered each fund's net operating expense ratio in comparison to those of other comparable mutual funds, such "peer groups" and comparisons having been selected and calculated by an independent third party. The trustees also considered the existence of any economies of scale and whether those were passed along to the funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates each fund's respective peer group averages. They also considered the voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap.

Third, with respect to fund performance, the trustees considered each fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return and market trends. The trustees considered the composition of the peer group, selection criteria, and the reputation of the third party who prepared the analysis. In evaluating performance, the Board of Trustees considered both risk and shareholder risk expectations for a given fund.

Fourth, with regard to profitability, the trustees considered all compensation flowing to CSIM and its affiliates, directly or indirectly. The trustees also considered any benefits derived by the investment adviser or sub-adviser from their relationship with the funds, such as investment information or other research resources. In determining profitability of CSIM and its affiliates, the trustees reviewed management's profitability analyses with the assistance of independent accountants. The trustees also considered whether the levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the funds by CSIM and its affiliates. The Board also considered information about average expense ratios of funds in each fund's respective peer group and the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total portfolio expenses from exceeding a specified cap.

In its deliberation, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

                                BOARD COMMITTEES


The trust has an Audit/Portfolio Compliance Committee that is comprised of all of the Independent Trustees. This Committee reviews financial statements and other audit-related matters for the trust; it does this at least quarterly and, if necessary, more frequently. The Committee met 4 times during the most recent fiscal year.


The trust has a Nominating Committee that is comprised of all of the independent trustees, which meets as often as deemed appropriate by the Committee for the primary purpose of nominating persons to serve as a member of the Board of Trustees. This Committee did not meet during the most recent fiscal year. The Committee will not consider nominees recommended by shareholders.


                              TRUSTEE COMPENSATION



The following table provides trustee compensation information as of October 31, 2002. Unless otherwise stated, information is for the fund complex.



                                 Aggregate Compensation
                                    from each fund 1:                        Pension or
                    -------------------------------------------------        Retirement
                                     Financial   Health                       Benefits        Total
                                      Services    Care                       Accrued as    Compensation
      Name of       Communications     Focus      Focus    Technology       Part of Fund    from Fund
      Trustee         Focus Fund       Fund       Fund     Focus Fund         Expenses      Complex 2
-------------------------------------------------------------------------------------------------------
Charles R. Schwab           0              0         0           0              N/A                  0

John Philip                 0              0         0           0              N/A                  0
Coghlan

Jeremiah H.                 0              0         0           0              N/A                  0
Chafkin 3

Jeffrey M. Lyons 4          0              0         0           0              N/A                  0

Mariann                  $916           $939      $764        $775              N/A           $152,025
Byerwalter

Donald F. Dorward        $924           $948      $771        $782              N/A           $153,025


-------------------------

1 Compensation for the fiscal period ending October 31, 2002.



2 Unless otherwise stated, information is for the fund complex which included 45 funds as of October 31, 2002.



3 Mr. Chafkin resigned from the board effective May 22, 2002.



4 Appointed to the board on May 22, 2002.

                                 Aggregate Compensation
                                    from each fund 1:                        Pension or
                    -------------------------------------------------        Retirement
                                     Financial   Health                       Benefits        Total
                                      Services    Care                       Accrued as    Compensation
      Name of       Communications     Focus      Focus    Technology       Part of Fund    from Fund
      Trustee         Focus Fund       Fund       Fund     Focus Fund         Expenses      Complex 2
-------------------------------------------------------------------------------------------------------
William A. Hasler        $924           $948      $771        $782              N/A          $153,025

Robert G. Holmes         $924           $948      $771        $782              N/A          $153,025

Gerald B. Smith          $916           $939      $764        $775              N/A          $152,025

Donald R. Stephens       $916           $939      $764        $775              N/A          $152,025

Michael W. Wilsey        $924           $948      $771        $782              N/A          $153,025



                  SECURITIES BENEFICIALLY OWNED BY EACH TRUSTEE



The following table provides information as of December 31, 2002, with respect to a dollar range of securities beneficially owned by each trustee.



                              Dollar Range of Trustee Ownership of Equity
                                           Securities in the:
                            ------------------------------------------------
                                              Financial Health                        Aggregate Dollar
                                              Services    Care                        Range Of Trustee
        Name of             Communications      Focus    Focus    Technology          Ownership In the
        Trustee               Focus Fund        Fund      Fund    Focus Fund            Fund Complex
-------------------------------------------------------------------------------------------------------
Charles R. Schwab                None           None      None       None              Over $100,000

Jeremiah H. Chafkin              None           None      None       None              Over $100,000

John P. Coghlan                  None           None      None       None              Over $100,000

Jeffrey M. Lyons                 None           None      None       None              Over $100,000

Mariann Byerwalter               None           None      None       None             $10,001-$50,000

Donald F. Dorward                None           None      None       None              Over $100,000

William A. Hasler                None           None     None       None            $50,001-$100,000

Robert G. Holmes                 None           None     None       None              Over $100,000

Gerald B. Smith                  None           None     None       None              Over $100,000

Donald R. Stephens               None           None     None       None              Over $100,000

Michael W. Wilsey                None           None     None       None              Over $100,000


                           DEFERRED COMPENSATION PLAN

Independent Trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of SchwabFunds selected by the trustee. Currently, none of the Independent Trustees has elected to participate in this plan.

                                 CODE OF ETHICS

The funds, their investment adviser and Schwab have adopted a Code of Ethics
(Code) as required under the 1940 Act. Subject to certain conditions or restrictions, the Code permits the trustees, directors, officers or advisory representatives of the funds or the investment adviser or the directors or officers of Schwab to buy or sell securities for their own accounts. This includes securities that may be purchased or held by the funds. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser's Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of XX, 2003, the officers and trustees of the trust, as a group owned, of record or beneficially, less than 1% of the outstanding voting securities of any class of each funds.



As of XX, 2003, no person or entity owned, of record or beneficially, more than 5% of the outstanding voting securities of any class of each fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER


Charles Schwab Investment Management, Inc., a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the funds' investment adviser and administrator pursuant to Investment Advisory and Administration Agreements (Advisory Agreement) between it and each trust. Charles Schwab & Co., Inc. (Schwab), 101 Montgomery Street, San Francisco, CA 94104, is an affiliate of the investment adviser and is the trusts' distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder,

Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation 1. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.


For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly, of 0.54% of each fund's average daily net assets.


For the periods ended October 31, 2002, 2001 and 2000, the Communications Focus Fund paid investment advisory fees of $0, $36,000 and $0 (fees were reduced by $67,000, $93,000 and $61,000 respectively).



For the periods ended October 31, 2002, 2001 and 2000, the Financial Services Focus Fund paid investment advisory fees of $28,000, $52,000 and $0 (fees were reduced by $85,000, $85,000 and $38,000 respectively).



For the periods ended October 31, 2002, 2001 and 2000, the Health Care Focus Fund paid investment advisory fees of $69,000, $84,000 and $0 (fees were reduced by $82,000, $85,000 and $44,000 respectively).



For the periods ended October 31, 2002, 2001 and 2000, the Technology Focus Fund paid investment advisory fees of $104,000, $116,000 and $0 (fees were reduced by $97,000, $114,000 and $85,000 respectively).



The investment adviser and Schwab have contractually guaranteed that, through February 29, 2004, each fund's total annual operating expenses (excluding interest, taxes and certain non-routine expenses) will not exceed 1.10% of each fund's average daily net assets. The amount of the expense cap is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of the funds. The expense cap is not intended to cover all fund expenses, and the funds' expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest and taxes, nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.


                                   DISTRIBUTOR

Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the funds and is the trust's agent for the purpose of the continuous offering of the funds' shares. Each fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the Distribution Agreement.

-------------------------

1 Effective May 9, 2003, Charles R. Schwab will step down as Co-Chief Executive Officer.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, shareholder ownership and account activities and distributes the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.

For the services performed as transfer agent under its contract with each fund, Schwab is entitled to receive an annual fee, payable monthly from each fund, in the amount of 0.05% of each fund's average daily net assets. For the services performed as shareholder services agent under its contract with each fund, Schwab is entitled to receive an annual fee, payable monthly from each fund, in the amount of 0.20% of each fund's average daily net assets.

                          CUSTODIAN AND FUND ACCOUNTANT


Brown Brothers Harriman & Co., 40 Water Street, Boston MA 02109 serves as custodian for the funds. SEI Investments, Global Funds Services (formerly SEI Investments, Mutual Funds Services), One Freedom Valley Drive, Oaks, PA 19456, serves as fund accountant for the funds.


The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The fund accountant maintains all books and records related to each fund's transactions.

                             INDEPENDENT ACCOUNTANTS


The funds' independent accountants, PricewaterhouseCoopers LLP, audits and reports on the annual financial statements of each series of the trusts and reviews certain regulatory reports and each fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when the trust engages them to do so. Their address is 333 Market Street, San Francisco, CA 94105. Each fund's audited financial statements for the fiscal year ended October 31, 2002, are included in the funds' annual report, which is a separate report supplied with the SAI.


                                 OTHER SERVICES


Schwab provides the investment adviser with quantitative analyses of the relative attractiveness of stocks in which the fund might invest. The funds are designed to harness the power of Schwab Equity Ratings TM, which evaluate stocks on the basis of a wide variety of investment criteria from four broad categories: fundamentals, valuation, momentum and risk. Pursuant to an agreement between the investment adviser and Schwab, the investment adviser pays Schwab a fixed annual fee for these services.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

For reporting purposes, each fund's portfolio turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year.

Typically, funds with high turnover (such as 100% or more) tend to generate higher capital gains and transaction costs, such as brokerage commissions.


The funds' portfolio turnover rates are in the financial highlights table in the prospectus.


The turnover rate for each fund is largely driven by the output of the portfolio model the investment adviser uses to construct each fund's investment portfolio.

                             PORTFOLIO TRANSACTIONS


The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of the funds. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Purchases and sales of securities on a stock exchange or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or a dealer. The funds do not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices the funds pay to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which certain of the funds invest are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. It is expected that the cost of executing portfolio securities transactions of the funds will primarily consist of dealer spreads and brokerage commissions.



The investment adviser seeks to obtain the best overall execution in executing portfolio transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; or provision of additional brokerage or research services or products.



The investment adviser may cause the fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless transactions, in accordance with applicable SEC and other regulatory guidelines. In both instances, these services or products may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.



The investment adviser may receive a service from a broker or dealer that has both a "research" and a "non-research" use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions or spreads, while the investment adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser believes that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.



The funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services, in accordance with applicable rules and regulations permitting these types of arrangements.



The investment adviser may place orders with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable the funds to trade directly with other institutional holders. At times, this may allow the funds to trade larger blocks than would be possible trading through a single market maker.


In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the funds on securities exchanges, the investment adviser follows procedures, adopted by the Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

                             REGULAR BROKER-DEALERS


The funds' regular broker-dealers during its most recent fiscal year are: (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the funds; (2) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (3) the ten broker-dealers that sold the largest dollar amount of the funds' shares. During the fiscal year ended October 31, 2002, the fund purchased securities issued by the following regular broker-dealers:

SCHWAB FINANCIAL SERVICES FOCUS FUND

                                    Value of Fund's Holdings as of
 Regular Broker-Dealer                   October 31, 2002
------------------------------------------------------------------
Bear Stearns Cos., Inc.                        $ 61,000

Goldman Sachs Group, Inc.                      $152,000

J.P. Morgan Chase & Co.                        $221,000

Merrill Lynch & Co., Inc.                      $ 49,000

Morgan Stanley                                 $184,000


                              BROKERAGE COMMISSIONS


For the periods ended October 31, 2002, 2001 and 2000, the Communications Focus Fund paid brokerage commissions of $29,230, $49,164 and $19,374, respectively.



For the periods ended October 31, 2002, 2001 and 2000, the Financial Services Focus Fund paid brokerage commissions of $32,479, $43,474 and $14,346, respectively.



For the periods ended October 31, 2002, 2001 and 2000, the Health Care Focus Fund paid brokerage commissions of $38,816, $28,366 and $14,504, respectively.



For the periods ended October 31, 2002, 2001 and 2000, the Technology Focus Fund paid brokerage commissions of $71,642, $76,125 and $29,812, respectively.


                            DESCRIPTION OF THE TRUST

Each fund is a series of Schwab Capital Trust, an open-end management investment company organized as a Massachusetts business trust on May 7, 1993.

The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's minimum initial investment and minimum additional investment and minimum balance requirements, if any, are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice. The minimums may also be waived for investment programs such as those programs designated for retirement savings, college savings, graduation gifts or charitable giving funds.

The funds may hold special shareholder meetings, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI for another fund.

As more fully described in the Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.


  PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER DOCUMENTS AND PRICING OF SHARES


                  PURCHASING AND REDEEMING SHARES OF THE FUNDS


The funds are open each day that the New York Stock Exchange (NYSE) is open (business days). The NYSE's trading session is normally conducted from 9:30 a.m. Eastern time until 4:00 p.m. Eastern time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE's trading session closes early. The following holiday closings are currently scheduled for 2003:
New Year's Day, Martin Luther King Jr.'s Birthday (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. While orders to buy, sell and exchange shares are typically accepted by Schwab at any time, only orders that are received in good order by the funds' transfer agent prior to the close of the NYSE's trading session will be executed that day at the funds' (or classes') share price calculated that day. On any day that the NYSE closes early, the funds reserve the right to advance the time by which purchase, redemption and exchanges orders must be received by the funds' transfer agent that day in order to be executed that day at that day's share price.



As long as the funds or Schwab follow reasonable procedures to confirm that an investor's telephone or Internet order is genuine, they will not be liable for any losses the investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or other confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.





Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.

Each fund reserves the right to waive its early redemption fee for certain tax-advantaged retirement plans or charitable giving funds, or in other circumstances when the fund's officers determine that such a waiver is in the best interests of the fund and its shareholders.

Each fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares." A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.

Each fund is designed for long-term investing. Because short-term trading activities can disrupt the smooth management of a fund and increase its expenses, each fund reserves the right to refuse any purchase or exchange order, or large purchase or exchange orders, including any purchase or exchange order which appears in its sole discretion to be associated with short-term trading activities or "market timing." Because market timing decisions to buy and sell securities typically are based on an individual investor's market outlook, including such factors as the perceived strength of the economy or the anticipated direction of interest rates, it is difficult for a fund to determine in advance what purchase or exchange orders may be deemed to be associated with market timing or short-term trading activities.

Shares of the funds may be held only through a Schwab account or certain third-party investment providers that have an arrangement with Schwab. If you close your Schwab account, your fund shares may be redeemed unless you first transfer them to such a third-party investment provider.

                         EXCHANGING SHARES OF THE FUNDS

Shares of any SchwabFund, including any class of shares, may be sold and shares of any other SchwabFund or class purchased, provided the minimum investment and any other requirements of the fund or class purchased are satisfied. Without limiting this privilege, "an exchange order," which is a simultaneous order to sell shares of one fund or class and automatically invest the proceeds in another fund or class, may not be executed between shares of Sweep Investments(R) and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement or by direct order as long as you meet the minimums for direct investments. In addition, different exchange policies may apply to SchwabFunds(R) that are bought and sold through third-party investment providers and the exchange privilege between SchwabFunds may not be available through third-party investment providers.


The funds and Schwab reserve certain rights with regard to exchanging shares of the funds. These rights include the right to: (i) refuse any purchase or exchange order that may negatively impact the fund's operations; (ii) refuse orders that appear to be associated with short-term trading activities; and
(iii) modify or terminate the exchange privilege upon 60 days' written notice to shareholders.


                        DELIVERY OF SHAREHOLDER DOCUMENTS

Typically once a year, an updated prospectus will be mailed to shareholders describing each fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.

                                PRICING OF SHARES

Each business day, each share class of a fund calculates its share price, or NAV, "as of the close of the NYSE." This means that NAVs are calculated using the values of a fund's portfolio securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available or the adviser deems them to be unreliable are required to be valued at fair value using procedures approved by the Board of Trustees.

The funds use approved pricing services to provide values for their portfolio securities. Current market values are generally determined by the approved pricing services as follows: securities traded on stock exchanges are valued at the last-quoted sales price on the exchange on which such securities are primarily traded (closing values), or, lacking any sales, at the mean between the bid and ask prices; securities traded in the over-the-counter market are valued at the last sales price that day, or, if no sales that day, at the mean between the bid and ask prices. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Securities may be fair valued pursuant to procedures approved by the funds' Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

It is each fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

A fund's transactions in futures contracts, forward contracts, foreign currency transactions, options and certain other investment and hedging activities may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to a fund, defer its losses, cause adjustments in the holding periods of the fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the funds and their shareholders.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the funds' prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in a fund.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. Long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. However, if you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. For corporate investors in the funds, dividend distributions the funds designate to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the funds were regular corporations. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

Each fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Shareholders are urged to consult their tax advisors as to the state and local tax rules affecting investments in a fund.

                         CALCULATION OF PERFORMANCE DATA

Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning of a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and ten years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates.

For average "after-tax" total return, the SEC rules mandate several assumptions, including that the highest historical individual federal marginal income tax rates at the time of reinvestment be used, and that the calculations do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation, and may differ from those shown. These returns, for instance, assume that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption. These returns are not relevant to certain tax-deferred investors.

If the sale of shares results in a loss, it is assumed that the shareholder has sufficient capital gains to offset the capital loss. As a result, returns after taxes on distributions and sale of fund shares may exceed returns after taxes on distributions (but before sale of fund shares).

                          AVERAGE ANNUAL TOTAL RETURNS


                                                            From Commencement
   Fund (Commencement of               One Year Ended        of Operations to
        Operations)                   October 31, 2002       October 31, 2002
-----------------------------------------------------------------------------
Communications Focus Fund
(7/3/00)                                  (31.73%)               (41.64%)
After-tax Returns:
On Distribution                           (31.73%)               (41.64%)
On Distribution and Sale                  (19.48%)               (30.50%)

Financial Services Focus Fund
(7/3/00)                                   (1.78%)                (0.18%)
After-tax Returns:
On Distribution                            (2.33%)                (1.07%)
On Distribution and Sale                   (1.08%)                (0.54%)

Health Care Focus Fund
(7/3/00)                                  (20.84%)               (12.91%)
After-tax Returns:
On Distribution                           (20.86%)               (13.15%)
On Distribution and Sale                  (12.79%)               (10.21%)

Technology Focus Fund
(7/3/00)                                  (24.87%)               (41.12%)
After-tax Returns:
On Distribution                           (24.87%)               (41.12%)
On Distribution and Sale                  (15.27%)               (30.17%)


Each fund also may report the percentage of its total return that would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates) before redemption of fund shares. This percentage may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.


A fund also may advertise its cumulative total return since inception. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year ended October 31, 2002.

     Fund (Commencement of                Cumulative Total
          Operations)                         Return
-------------------------------------------------------------
Communications Focus Fund
(7/3/00)                                      (71.59%)

Financial Services Focus Fund
(7/3/00)                                       (0.41%)

Health Care Focus Fund
(7/3/00)                                      (27.60%)

Technology Focus Fund
(7/3/00)                                      (71.00%)


The performance of the funds may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. The performance of the funds may be compared with the performance of their respective sectors for which reliable data are available, such as industry or sector data. The funds, their distributor or investment adviser may discuss or quote market, regulatory and economic data and/or factors affecting their respective sectors or industries or sub-industries within those sectors. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The funds will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the funds' performance to be higher or lower than that of an index.

                                     PART C
                                OTHER INFORMATION
                              SCHWAB CAPITAL TRUST

Item 23.          Exhibits.

(a)      Articles of                      Agreement and Declaration of Trust,
         Incorporation                    dated May 6, 1993 is incorporated by
                                          reference to Exhibit 1, File
                                          No. 811-7704, of Post-Effective
                                          Amendment No.21 to Registrant's
                                          Registration on Form N-1A,
                                          electronically filed on December
                                          17, 1997.

(b)      By-Laws                          Amended and Restated Bylaws are
                                          incorporated by reference to Exhibit
                                          2, File No. 811-7704, of
                                          Post-Effective Amendment No. 7 to
                                          Registrant's Registration Statement
                                          on Form N-1A, electronically filed on
                                          February 27, 1996.

(c)      Instruments            (i)       Article III, Section 5, Article V,
         Defining rights of               Article VI, Article VIII, Section 4
         Security Holder                  and Article IX, Sections 1,5 and 7
                                          of the Agreement and Declaration of
                                          Trust, Holders dated May 6, 1993,
                                          referenced in Exhibit (a) above, are
                                          incorporated herein by reference to
                                          Exhibit 1, File No. 811-7704, to
                                          Post-Effective Amendment No. 21 of
                                          Registrant's Registration Statement
                                          on Form N-1A electronically filed on
                                          December 17, 1997.

                                (ii) Articles 9 and 11 of the Amended and Restated Bylaws are incorporated herein by reference to Exhibit 2, File No. 811-7704, of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February
                                          27, 1996.

(d)      Investment             (i)       Investment Advisory and Administration
         Advisory                         Agreement between Registrant and
         Contracts                        Charles Schwab Investment Management,
                                          Inc. (the "Investment Adviser"),
                                          dated June 15, 1994, is incorporated
                                          hereinby reference to Exhibit 5(a),
                                          File No. 811-7704, of Post-Effective
                                          Amendment No. 21 to Registrant's
                                          Registration Statement on Form N-1A,
                                          electronically filed on December
                                          17, 1997.


                                (ii) Forms of Amended Schedules A and B to the Investment Advisory and
                                          Administration Agreement between
                                          Registrant and the Investment Adviser,
                                          referenced in Exhibit (d)(i) above,
                                          are incorporated herein by reference
                                          to Exhibit (d)(iii), File No. 811-7704
                                          of Post-Effective Amendment No. 51 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on
                                          February 28, 2003.



                                (iii)     Investment Sub-Advisory Agreement
                                          between Registrant, Charles Schwab
                                          Investment Management Inc., and
                                          American Century Investment
                                          Management, Inc. is incorporated
                                          herein by reference to Exhibit
                                          (d)(iii), File No. 811-7704 of
                                          Post-Effective Amendment No. 48 to
                                          Registrant's Registration Statement on
                                          Form N-1A electronically filed on May
                                          30, 2002.


Part C

                                (iv)      Investment Sub-Advisory Agreement
                                          between Registrant, Charles Schwab
                                          Investment Management Inc., and
                                          Aronson+Johnson+Ortiz, LP (formerly,
                                          Aronson + Partners) is incorporated
                                          herein by reference to Exhibit
                                          (d)(iii), File No. 811-7704 of
                                          Post-Effective Amendment No. 48 to
                                          Registrant's Registration Statement on
                                          Form N-1A electronically filed on May
                                          30, 2002.



                                (v)       Investment Sub-Advisory Agreement
                                          between Registrant, Charles Schwab
                                          Investment Management Inc., and
                                          Artisan Partners Limited Partnership
                                          is incorporated herein by reference to
                                          Exhibit (d)(iv), File No. 811-7704 of
                                          Post-Effective Amendment No. 48 to
                                          Registrant's Registration Statement on
                                          Form N-1A electronically filed on May
                                          30, 2002.



                                (vi)      Investment Sub-Advisory Agreement
                                          between Registrant, Charles Schwab
                                          Investment Management Inc., and Berger
                                          LLC is incorporated herein by
                                          reference to Exhibit (d)(v), File No.
                                          811-7704 of Post-Effective Amendment
                                          No. 48 to Registrant's Registration
                                          Statement on Form N-1A electronically
                                          filed on May 30, 2002.



                                (vii)     Investment Sub-Advisory Agreement
                                          between Berger and Perkins, Wolf,
                                          McDonnell & Company is incorporated
                                          herein by reference to Exhibit
                                          (d)(vi), File No. 811-7704 of
                                          Post-Effective Amendment No. 48 to
                                          Registrant's Registration Statement on
                                          Form N-1A electronically filed on May
                                          30, 2002.



                                (viii)    Investment Sub-Advisory Agreement
                                          between Registrant, Charles Schwab
                                          Investment Management Inc., and Eagle
                                          Asset Management, Inc. is incorporated
                                          herein by reference to Exhibit
                                          (d)(vii), File No. 811-7704 of
                                          Post-Effective Amendment No. 48 to
                                          Registrant's Registration Statement on
                                          Form N-1A electronically filed on May
                                          30, 2002.



                                (ix)      Investment Sub-Advisory Agreement
                                          between Registrant, Charles Schwab
                                          Investment Management Inc., and Harris
                                          Associates LP is incorporated herein
                                          by reference to Exhibit (d)(viii),
                                          File No. 811-7704 of Post-Effective
                                          Amendment No. 48 to Registrant's
                                          Registration Statement on Form N-1A
                                          electronically filed on May 30, 2002.



                                (x)       Investment Sub-Advisory Agreement
                                          between Registrant, Charles Schwab
                                          Investment Management Inc., and
                                          Pacific Investment Management Company
                                          LLC is incorporated herein by
                                          reference to Exhibit (d)(ix), File No.
                                          811-7704 of Post-Effective Amendment
                                          No. 48 to Registrant's Registration
                                          Statement on Form N-1A electronically
                                          filed on May 30, 2002.


Part C

                                (xi)      Investment Sub-Advisory Agreement
                                          between Registrant, Charles Schwab
                                          Investment Management Inc., and Royce
                                          & Associates, LLC is incorporated
                                          herein by reference to Exhibit
                                          (d)(xii), File No. 811-7704 of
                                          Post-Effective Amendment No. 48 to
                                          Registrant's Registration Statement on
                                          Form N-1A electronically filed on May
                                          30, 2002.



                                (xii)     Investment Sub-Advisory Agreement
                                          between Registrant, Charles Schwab
                                          Investment Management Inc., and TCW
                                          Investment Management Company is
                                          incorporated herein by reference to
                                          Exhibit (d)(xiii), File No. 811-7704
                                          of Post-Effective Amendment No. 48 to
                                          Registrant's Registration Statement on
                                          Form N-1A electronically filed on May
                                          30, 2002.



                                (xiii)    Investment Sub-Advisory Agreement
                                          between Registrant, Charles Schwab
                                          Investment Management Inc., and
                                          Thornburg Investment Management Inc.
                                          is incorporated herein by reference to
                                          Exhibit (d)(xiv), File No. 811-7704 of
                                          Post-Effective Amendment No. 48 to
                                          Registrant's Registration Statement on
                                          Form N-1A electronically filed on May
                                          30, 2002.



                                (xiv)     Investment Sub-Advisory Agreement
                                          between Registrant, Charles Schwab
                                          Investment Management Inc., and
                                          Tocqueville Asset Management, L.P.
                                          incorporated herein by reference to
                                          Exhibit (d)(xv), File No. 811-7704 of
                                          Post-Effective Amendment No. 48 to
                                          Registrant's Registration Statement on
                                          Form N-1A electronically filed on May
                                          30, 2002.



                                (xv)      Investment Sub-Advisory Agreement
                                          between Registrant, Charles Schwab
                                          Investment Management Inc., and
                                          Veredus Asset Management LLC is
                                          incorporated herein by reference to
                                          Exhibit (d)(xvi), File No. 811-7704 of
                                          Post-Effective Amendment No. 48 to
                                          Registrant's Registration Statement on
                                          Form N-1A electronically filed on May
                                          30, 2002.



                                (xvi)     Investment Sub-Advisory Agreement
                                          between Registrant, Charles Schwab
                                          Investment Management Inc., and
                                          William Blair & Company, L.L.C. is
                                          incorporated herein by reference to
                                          Exhibit (d)(xvii), File No. 811-7704
                                          of Post-Effective Amendment No. 48 to
                                          Registrant's Registration Statement on
                                          Form N-1A electronically filed on May
                                          30, 2002.



                                (xvii)    Investment Sub-Advisory Agreement
                                          between Registrant, Charles Schwab
                                          Investment Management Inc., and Janus
                                          Capital Management LLC, is
                                          incorporated herein by reference as
                                          Exhibit (d)(xviii), File No. 811-7704
                                          of Post-Effective Amendment No. 50 to
                                          Registrant's Statement of Form N-1A
                                          electronically filed on February 28,
                                          2003.


Part C

                                (xviii)   Form of Sub-Management Agreement
                                          between Janus Capital Management LLC,
                                          and Perkins, Wolf, McDonnell & Company
                                          is incorporated herein by reference as
                                          Exhibit (d)(xix), File No. 811-7704 of
                                          Post-Effective Amendment No. 50 to
                                          Registrant's Statement of Form N-1A
                                          electronically filed on February 28,
                                          2003


(e)      Underwriting           (i)       Distribution Agreement between
         Contracts                        Registrant and Charles Schwab & Co.,
                                          Inc. ("Schwab"), dated July 21, 1993,
                                          is incorporated herein by reference to
                                          Exhibit 6(a), File No. 811-7704, of
                                          Post-Effective Amendment No. 21 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on
                                          December 17, 1997.


                                (ii)      Form of Amended Schedule A to the
                                          Distribution Agreement between
                                          Registrant and Schwab, referenced at
                                          Exhibit (e)(i) above, is incorporated
                                          herein by reference to Exhibit
                                          (e)(iii), File No. 811-7704 of
                                          Post-Effective Amendment No. 51 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on
                                          February 28, 2003.


(f)      Bonus or Profit                  Inapplicable
         Sharing Contracts


(g)      Custodian              (i)       Accounting Services Agreement between
         Agreements                       Registrant and SEI Investments, dated
                                          April 1, 1998, is incorporated herein
                                          by reference to Exhibit 8(d), File No.
                                          811-7704, of Post-Effective Amendment
                                          No. 26 to Registrant's Registration
                                          Statement on Form N-1A, electronically
                                          filed on August 14, 1998.



                                (ii) Amended Schedule A to the Accounting Services Agreement referenced at Exhibit (g)(i) above, is incorporated herein by reference to Exhibit
                                          (g)(vi), File No. 811-7704, of Post
                                          Effective Amendment No. 34 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on
                                          September 14, 1999.



                                (iii)     Transfer Agency Agreement between
                                          Registrant and Schwab, dated July 21,
                                          1993, is incorporated herein by
                                          reference to Exhibit 8(j), File No.
                                          811-7704, of Post-Effective Amendment
                                          No. 21 to Registrant's Registration
                                          Statement on Form N-1A, electronically
                                          filed on December 17, 1997.



                                (iv) Forms of Amended Schedules A and C to the Transfer Agency Agreement referenced at Exhibit (g)(xii) above, are incorporated herein by reference to Exhibit (g)(xii), File No. 811-7704 of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.


Part C

                                (v) Shareholder Service Agreement between Registrant and Schwab, dated July 21, 1993 is incorporated herein by reference to Exhibit 8(l), File No. 811-7704, of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.



                                (vi) Forms of Amended Schedules A and C to the Shareholder Service Agreement between Registrant and Schwab referenced at Exhibit (g)(v) above, are incorporated herein by reference to Exhibit (g)(xvi), File No. 811-7704 of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.



                                (vii)     Custodian Agreement by and between
                                          Registrant and Brown Brothers Harriman
                                          & Co. dated October 28, 1999, is
                                          incorporated herein by reference to
                                          Exhibit (g)(xix), File No. 811-7704,
                                          of Post-Effective Amendment No. 38 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on May
                                          12, 2000.



                                (viii) Custodian Services Agreement between the Registrant and PFPC Trust Company on behalf of Schwab S&P 500 Fund, Schwab Core Equity Fund, Schwab Institutional Select S&P 500 Fund, Schwab Institutional Select Large-Cap Value Index Fund, Schwab Institutional Select Small-Cap Value Index Fund, Schwab Total Stock Market Index Fund, Schwab U.S. MarketMasters Fund, Schwab Balanced MarketMasters Fund, Schwab Small-Cap MarketMasters Fund, Schwab International MarketMasters Fund and Schwab Hedged Equity Fund, is incorporated herein by reference as Exhibit (g)(xv) to File No. 811-7704, of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.



                                (ix) Accounting Services Agreement between Registrant, on behalf of Schwab U.S. MarketMasters Fund, Schwab Balanced MarketMasters Fund, Schwab Small-Cap MarketMasters Fund, Schwab
                                          International MarketMasters Fund and
                                          Schwab Hedged Equity Fund, is
                                          incorporated herein by reference as
                                          Exhibit (g)(xxiv) to File No.
                                          811-7704, of Post-Effective Amendment
                                          No. 50 to Registrant's Registration
                                          Statement on Form N-1A, electronically
                                          filed on February 28, 2003.



                                (x)       Rule 17f-5 and 17f-7 Services
                                          Agreement between Registrant and PFPC
                                          Trust Company dated May 22, 2002, is
                                          incorporated herein by reference as
                                          Exhibit (g)(xxv) to File No. 811-7704,
                                          of Post-Effective Amendment No. 49 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on
                                          August 6, 2002.


Part C

(h)      Other Material                   License Agreement between Schwab
         Contracts                        Capital Trust and Standard & Poor's is
                                          incorporated herein by reference to
                                          Exhibit (h), File No. 811-7704, of
                                          Post-Effective Amendment No. 32 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on
                                          February 26, 1999.


(i)      Legal Opinion                    Inapplicable.


(j)      Other Opinions                   Inapplicable.

(k)      Omitted Financial                Inapplicable.
         Statements

(l)      Initial Capital        (i)       Purchase Agreement for the Schwab
         Agreement                        International Index Fund(R), dated
                                          June 17, 1993, is incorporated
                                          herein by reference to Exhibit
                                          13(a), File No. 811-7704, of
                                          Post-Effective Amendment No. 21 to
                                          Registrant's Registration Statement
                                          on Form N-1A, electronically filed
                                          on December 17, 1997.

                                (ii)      Purchase Agreement for the Schwab
                                          Small-Cap Index Fund(R), dated October
                                          13, 1993, is incorporated herein by
                                          reference to Exhibit 13(b), File No.
                                          811-7704, of Post-Effective Amendment
                                          No. 21 to Registrant's Registration
                                          Statement on Form N-1A, electronically
                                          filed on December 17, 1997.

                                (iii)     Purchase Agreement for the Schwab
                                          MarketTrack Portfolios - Growth
                                          Portfolio, Balanced Portfolio and
                                          Conservative Portfolio (formerly
                                          Schwab Asset Director(R)- High Growth,
                                          Schwab Asset Director - Balanced
                                          Growth, and Schwab Asset Director -
                                          Conservative Growth Funds) is
                                          incorporated herein by reference to
                                          Exhibit 13(c), File No. 811-7704, of
                                          Post-Effective Amendment No. 6 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on
                                          December 15, 1996.

                                (iv) Purchase Agreement for the Schwab S&P 500 Fund-Investor Shares and e.Shares(R) is incorporated herein by reference to Exhibit 13(d), File No. 811-7704, of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1996.

                                (v) Purchase Agreement for the Schwab Core Equity Fund TM (formerly Schwab Analytics Fund(R)) is incorporated herein by reference to Exhibit 13(e), File No. 811-7704, to Post-Effective Amendment No. 13 of Registrant's Registration Statement on Form N-1A, electronically filed on October 10, 1996.

Part C

                                (vi)      Purchase Agreement for Schwab
                                          International MarketMasters Fund
                                          (formerly Schwab MarketManager
                                          International Portfolio and as Schwab
                                          OneSource(R) Portfolios-International)
                                          is incorporated herein by reference to
                                          Exhibit 13(f), File No. 811-7704, of
                                          Post-Effective Amendment No. 13 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on
                                          October 10, 1996.



                                (vii)     Purchase Agreement for Schwab U.S.
                                          MarketMasters Fund and Schwab Balanced
                                          MarketMasters Fund (formerly Schwab
                                          MarketManager TM Growth Portfolio and
                                          Balanced Portfolio and as Schwab
                                          OneSource Portfolios-Growth Allocation
                                          and Schwab OneSource
                                          Portfolios-Balanced Allocation) is
                                          incorporated herein by reference of
                                          Exhibit 13(g), File No. 811-7704, to
                                          Post-Effective Amendment No. 14 to
                                          Registration Statement on Form N-1A,
                                          electronically filed on December 18,
                                          1996.



                                (viii)    Purchase Agreement for Schwab
                                          Small-Cap MarketMasters Fund (formerly
                                          Schwab MarketManager Small Cap
                                          Portfolio and as Schwab OneSource(R)
                                          Portfolios-Small Company) is
                                          incorporated herein by reference to
                                          Exhibit 13(h), File No. 811-7704, of
                                          Post-Effective Amendment No. 21 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on
                                          December 17, 1997.


                                (ix) Purchase Agreement for MarketTrack TM All Equity Portfolio is incorporated herein by reference to Exhibit 13(i), File No. 811-7704, of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A, electronically filed on August 14, 1998.

                                (x) Purchase Agreement for Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund and Institutional Select Small-Cap Value Index Fund is incorporated herein by reference to Exhibit (l)(x), File No. 811-7704, of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 1999.

                                (xi) Purchase Agreement for Schwab Total Stock Market Index Fund is incorporated herein by reference to Exhibit (l)(xi), File No. 811-7704, of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A electronically filed on April 15, 1999.

                                (xii) Purchase Agreement for Schwab Focus Funds, is incorporated herein by reference to Exhibit (l)(xii), File No. 811-7704, of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A electronically filed on February 26, 2001.

Part C

                                (xiii) Purchase Agreement for Schwab Hedged Equity Fund is incorporated herein by reference as Exhibit (l)(xiii) to File No. 811-7704, of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A, electronically filed on August 6, 2002.


                                (xiv) Form of Purchase Agreement for Schwab Small-Cap Equity Fund is incorporated herein by reference to Exhibit
                                          (l)(xiii), File No. 811-7704 of
                                          Post-Effective Amendment No. 51 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on
                                          February 28, 2003.


(m)      Rule 12b-1 Plan                  Inapplicable.

(n)      Financial Data         (i)       Inapplicable.
         Schedule

(o)      Rule 18f-3 Plan        (i)       Amended and Restated Multiple Class
                                          Plan, dated April 10, 1997, for Schwab
                                          International Index Fund, Schwab
                                          Small-Cap Index Fund and Schwab S&P
                                          500 Fund is incorporated herein by
                                          reference to Post Effective Amendment
                                          18, File No. 811-7704, to Registrant's
                                          Registration Statement on Form N-1A,
                                          electronically filed on April 14,
                                          1997.


                                (ii)      Form of Amended Schedule A to the
                                          Amended and Restated Multiple Class
                                          Plan and the Amended and Restated
                                          Multiple Class Plan, referenced at
                                          Exhibit (o)(i) above, for Schwab
                                          Small-Cap Equity Fund is incorporated
                                          herein by reference to Exhibit
                                          (o)(ii), File No. 811-7704 of
                                          Post-Effective Amendment No. 51 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on
                                          February 28, 2003.


(p)      Power of Attorney      (i)       Power of Attorney executed by Mariann
                                          Byerwalter, September 4, 2002, is
                                          incorporated herein by reference as
                                          Exhibit (p)(i), to File No. 811-7704
                                          of Post-Effective Amendment No. 50 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on
                                          February 28, 2003.

                                (ii)      Power of Attorney executed by William
                                          A. Hasler, September 4, 2002, is
                                          incorporated herein by reference as
                                          Exhibit (p)(ii), to File No. 811-7704
                                          of Post-Effective Amendment No. 50 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on
                                          February 28, 2003.

                                (iii)     Power of Attorney executed by Gerald
                                          B. Smith, September 4, 2002, is
                                          incorporated herein by reference as
                                          Exhibit (p)(iii), to File No. 811-7704
                                          of Post-Effective Amendment No. 50 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on
                                          February 28, 2003.

Part C

                                (iv)      Power of Attorney executed by Charles
                                          R. Schwab, September 4, 2002, is
                                          incorporated herein by reference as
                                          Exhibit (p)(iv), to File No. 811-7704
                                          of Post-Effective Amendment No. 50 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on
                                          February 28, 2003.

                                (v)       Power of Attorney executed by Jeffrey
                                          M. Lyons, September 4, 2002, is
                                          incorporated herein by reference as
                                          Exhibit (p)(v), to File No. 811-7704
                                          of Post-Effective Amendment No. 50 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on
                                          February 28, 2003.

                                (vi)      Power of Attorney executed by John
                                          Philip Coghlan, September 4, 2002, is
                                          incorporated herein by reference as
                                          Exhibit (p)(vi), to File No. 811-7704
                                          of Post-Effective Amendment No. 50 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on
                                          February 28, 2003.

                                (vii)     Power of Attorney executed by Donald
                                          F. Dorward, September 4, 2002, is
                                          incorporated herein by reference as
                                          Exhibit (p)(vii), to File No. 811-7704
                                          of Post-Effective Amendment No. 50 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on
                                          February 28, 2003.

                                (viii)    Power of Attorney executed by Robert
                                          G. Holmes, September 4, 2002, is
                                          incorporated herein by reference as
                                          Exhibit (p)(viii), to File No.
                                          811-7704 of Post-Effective Amendment
                                          No. 50 to Registrant's Registration
                                          Statement on Form N-1A, electronically
                                          filed on February 28, 2003.

                                (ix)      Power of Attorney executed by Donald
                                          R. Stephens, September 4, 2002, is
                                          incorporated herein by reference as
                                          Exhibit (p)(ix), to File No. 811-7704
                                          of Post-Effective Amendment No. 50 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on
                                          February 28, 2003.

                                (x)       Power of Attorney executed by Michael
                                          W. Wilsey, September 4, 2002, is
                                          incorporated herein by reference as
                                          Exhibit (p)(x), to File No. 811-7704
                                          of Post-Effective Amendment No. 50 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on
                                          February 28, 2003.

                                (xi)       Power of Attorney executed by Randall
                                          W. Merk, September 4, 2002, is
                                          incorporated herein by reference as
                                          Exhibit (p)(xi), to File No. 811-7704
                                          of Post-Effective Amendment No. 50 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on
                                          February 28, 2003.

                                (xii) Power of Attorney executed by Tai-Chin Tung, September 4, 2002, is incorporated herein by reference as Exhibit (p)(xii), to File No. 811-7704 of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A, electronically filed on February 28, 2003.

Part C

(q)      Code of Ethics         (i)       Code of Ethics adopted by Registrant,
                                          Charles Schwab Investment Management
                                          Inc. and Charles Schwab & Co., Inc. is
                                          incorporated herein by reference as
                                          Exhibit (q)(i), to File No. 811-7704
                                          of Post-Effective Amendment No. 50 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on
                                          February 28, 2003.

                                (ii) Sub-Advisor Code of Ethics adopted by American Century Investment
                                          Management, Inc. is incorporated
                                          herein by reference to Exhibit
                                          (q)(ii), File No. 811-7704, of
                                          Post-Effective Amendment No. 48 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on May
                                          30, 2002.

                                (iii) Sub-Advisor Code of Ethics adopted by Aronson+Johnson+Ortiz, LP (formerly,
                                          Aronson + Partners) is incorporated
                                          herein by reference to Exhibit
                                          (q)(iii), File No. 811-7704, of
                                          Post-Effective Amendment No. 48 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on May
                                          30, 2002.

                                (iv) Sub-Advisor Code of Ethics adopted by Artisan Partners Limited Partnership is incorporated herein by reference to Exhibit (q)(iv), File No. 811-7704, of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, electronically filed on May 30, 2002.

                                (v) Sub-Advisor Code of Ethics adopted by Berger LLC is incorporated herein by reference to Exhibit (q)(v), File No. 811-7704, of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, electronically filed on May 30, 2002.

                                (vi) Sub-Advisor Code of Ethics adopted by Eagle Asset Management, Inc. is incorporated herein by reference to Exhibit (q)(vi), File No. 811-7704, of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, electronically filed on May 30, 2002.

                                (vii) Sub-Advisor Code of Ethics adopted by Harris Associates LP is incorporated herein by reference to Exhibit
                                          (q)(vii), File No. 811-7704, of
                                          Post-Effective Amendment No. 48 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on May
                                          30, 2002.

                                (viii) Sub-Advisor Code of Ethics adopted by Pacific Investment Management Company LLC is incorporated herein by reference to Exhibit (q)(viii), File No. 811-7704, of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, electronically filed on May 30, 2002.

Part C

                                (ix) Sub-Advisor Code of Ethics adopted by Perkins, Wolf, McDonnell & Company is incorporated herein by reference to Exhibit (q)(ix), File No. 811-7704, of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, electronically filed on May 30, 2002.

                                (x) Sub-Advisor Code of Ethics adopted by Royce & Associates, LLC is incorporated herein by reference to Exhibit (q)(x), File No. 811-7704, of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, electronically filed on May 30, 2002.

                                (xi) Sub-Advisor Code of Ethics adopted by TCW Investment Management Company is incorporated herein by reference to Exhibit (q)(xi), File No. 811-7704, of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, electronically filed on May 30, 2002.

                                (xii) Sub-Advisor Code of Ethics adopted by Thornburg Investment Management, Inc. is incorporated herein by reference to Exhibit (q)(xii), File No. 811-7704, of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, electronically filed on May 30, 2002.

                                (xiii) Sub-Advisor Code of Ethics adopted by Tocqueville Asset Management, L.P. is incorporated herein by reference to Exhibit (q)(xiii), File No. 811-7704, of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, electronically filed on May 30, 2002.

                                (xiv) Sub-Advisor Code of Ethics adopted by Veredus Asset Management LLC is incorporated herein by reference to Exhibit (q)(xiv), File No. 811-7704, of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, electronically filed on May 30, 2002.

                                (xv) Sub-Advisor Code of Ethics adopted by William Blair Company, L.L.C. is incorporated herein by reference to Exhibit (q)(xv), File No. 811-7704, of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A, electronically filed on May 30, 2002.

Item 24. Persons Controlled by or under Common Control with the Fund.

         The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"), are advised by the Investment Adviser, and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.

Part C

Item 25. Indemnification.

         Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Manager

Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to The Charles Schwab Family of Funds, Schwab Investments, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, and an investment adviser to certain non-investment company clients.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.

Part C

    Name and Position
     with Registrant                          Name of Company                               Capacity
--------------------------------------------------------------------------------------------------------------------
Charles R. Schwab,               Charles Schwab & Co., Inc.                        Chairman, Director
Chairman, Chief
Executive Officer and
Trustee

                                 The Charles Schwab Corporation                    Chairman and Co-Chief Executive
                                                                                   Officer, Director

                                 Charles Schwab Investment Management,             Chairman, Director
                                 Inc.

                                 Schwab Holdings, Inc.                             Chief Executive Officer,
                                                                                   Director

                                 Schwab International Holdings, Inc.               Chairman and Chief Executive
                                                                                   Officer

                                 Schwab (SIS) Holdings, Inc. I                     Chairman and Chief Executive
                                                                                   Officer

                                 Charles Schwab Holdings (UK)                      Chairman

                                 U.S. Trust Corporation                            Director

                                 United States Trust Company of New York           Director

                                 The Gap, Inc.                                     Director

                                 Audiobase, Inc.                                   Director

                                 Vodaphone AirTouch PLC                            Director

                                 Siebel Systems                                    Director

                                 Xign, Inc.                                        Director

                                 The Charles Schwab Trust Company                  Director until July 2001

David S. Pottruck                Charles Schwab & Co., Inc.                        President and Chief Executive
                                                                                   Officer, Director

                                 The Charles Schwab Corporation                    President and Co-Chief Executive
                                                                                   Officer, Director

                                 U.S. Trust Corporation                            Director

Part C

    Name and Position
     with Registrant                          Name of Company                               Capacity
--------------------------------------------------------------------------------------------------------------------
                                 United States Trust Company of New York           Director

                                 Schwab (SIS) Holdings, Inc. I                     President and Chief Operating
                                                                                   Officer

                                 Schwab Holdings, Inc.                             President and Chief Operating
                                                                                   Officer, Director

                                 Schwab International Holdings, Inc.               President and Chief Operating
                                                                                   Officer

                                 Charles Schwab Investment Management, Inc.        Director until October 2001

John Philip Coghlan              Charles Schwab & Co., Inc.                        Vice Chairman and President
Trustee                                                                            - Retail. Prior to July 2002,
                                                                                   Mr. Coghlan was Vice Chairman
                                                                                   and Enterprise President
                                                                                   - Retirement Plan
                                                                                   Services and Services
                                                                                   for Investment Managers.

                                 The Charles Schwab Corporation                    Vice Chairman and Executive Vice
                                                                                   President

                                 Charles Schwab Investment Management, Inc.        Director

                                 The Charles Schwab Trust Company                  President, Chief Executive
                                                                                   Officer and Director

                                 Schwab Retirement Technologies, Inc. (formerly    Chairman and Director
                                 TrustMark, Inc.)

                                 Schwab Retirement Plan Services, Inc.             Chairman and Director

                                 Performance Technologies, Inc.                    Director

                                 Charles Schwab Asset Management (Ireland) Ltd.    Director until March 2002

                                 Charles Schwab Worldwide Funds PLC                Director until March 2002

Willie C. Bogan                  The Charles Schwab Corporation                    Assistant Corporate Secretary

Part C

    Name and Position
     with Registrant                          Name of Company                               Capacity
--------------------------------------------------------------------------------------------------------------------
                                 Charles Schwab & Co., Inc.                        Vice President and Assistant
                                                                                   Corporate Secretary

                                 Charles Schwab Investment Management, Inc.        Assistant Corporate Secretary

                                 The Charles Schwab Trust Company                  Assistant Corporate Secretary
                                                                                   until February 2000

Jeffrey M. Lyons                 Charles Schwab & Co., Inc.                        Executive Vice President, Asset
Trustee                                                                            Management Products & Services.
                                                                                   Prior to September 2001, Mr.
                                                                                   Lyons was Executive Vice
                                                                                   President, Mutual Funds.

Randall W. Merk                  Charles Schwab & Co., Inc.                        Executive Vice President. Prior
President and Chief                                                                to September 2002, Mr. Merk was
Executive Officer                                                                  President and Chief Investment
                                                                                   Officer, American Century
                                                                                   Investment Management and
                                                                                   Director, American Century
                                                                                   Companies, Inc. (June 2001 to
                                                                                   August 2002); Chief Investment
                                                                                   Officer, Fixed Income, American
                                                                                   Century Companies, Inc. (January
                                                                                   1997 to June 2001).

                                 Charles Schwab Investment Management, Inc.        President and Chief Executive
                                                                                   Officer

Karen W. Chang                   Charles Schwab & Co., Inc.                        Enterprise President - General
                                                                                   Investor Services

Koji E. Felton,                  Charles Schwab Investment Management, Inc.        Senior Vice President, Chief
Secretary                                                                          Counsel and Assistant Corporate
                                                                                   Secretary

Christopher V. Dodds             Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Financial Officer

Carrie Dwyer                     Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Corporate Oversite and Corporate
                                                                                   Secretary

Part C

    Name and Position
     with Registrant                          Name of Company                               Capacity
--------------------------------------------------------------------------------------------------------------------
Lon Gorman                       Charles Schwab & Co., Inc.                        Vice Chairman and Enterprise
                                                                                   President - Capital Markets and
                                                                                   Trading

Daniel O. Leemon                 Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Business Strategy

Dawn G. Lepore                   Charles Schwab & Co., Inc.                        Vice Chairman - Technology and
                                                                                   Administration

Frederick E. Matteson            Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Smaller Portfolio Investors &
                                                                                   Core Initiative

Mary McLeod                      Charles Schwab & Co., Inc.                        Executive Vice President-
                                                                                   Human Resources

John P. McGonigle                Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Mutual Funds

Geoffrey J. Penney               Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Information Officer

Gideon Sasson                    Charles Schwab & Co., Inc.                        Enterprise President - Brokerage
                                                                                   Operations

Maurisa Sommerfield              Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Schwab Operations

William Atwell                   Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Schwab Institutional and
                                                                                   International

Tai-Chin Tung,                   Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Treasurer and Principal                                                            Financial Officer
Financial Officer

                                 The Charles Schwab Trust Company                  Vice President

                                 Charles Schwab Asset Management                   Director
                                 (Ireland) Limited

                                 Charles Schwab Worldwide Funds PLC                Director

Part C

    Name and Position
     with Registrant                          Name of Company                               Capacity
--------------------------------------------------------------------------------------------------------------------
Stephen B. Ward,                 Charles Schwab Investment Management, Inc.        Director, Senior Vice
Senior Vice President and                                                          President and Chief
Chief Investment Officer                                                           Investment Officer

                                 The Charles Schwab Trust Company                  Chief Investment Officer

Item 27. Principal Underwriters.

         (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for the Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

         (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

         (c) Not applicable.

Item 28. Location of Accounts and Records.


         All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant and Registrant's investment adviser and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's former sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's custodian for the Schwab International Index Fund and the Schwab Small-Cap Index Fund, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, Registrant's custodian for the balance of the funds and fund accountants, PNC Bank, National Association/PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809, Chase Manhattan Bank, 1 Pierrepont Plaza, Brooklyn, New York 11201, and SEI Fund Resources, Oaks Pennsylvania 19456; Registrant's former custodians and fund accountants, Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02180; or Morgan Lewis & Bockius, 1701 Market Street, Philadelphia, PA 19103.


Item 29. Management Services.

         Not applicable.

Item 30. Undertakings.

         Not applicable.

Part C

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post Effective Amendment No. 52 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 15th day of April, 2003.

                                       SCHWAB CAPITAL TRUST
                                       Registrant

                                       Charles R. Schwab*
                                       ---------------------------------
                                       Charles R. Schwab, Chairman and Trustee

         Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 15th day of April, 2003.


Signature                            Title
---------                            ------
Charles R. Schwab*                   Chairman and Trustee
-------------------
Charles R. Schwab

Randall W. Merk*                     President and Chief Executive Officer
----------------
Randall W. Merk

John Philip Coghlan*                 Trustee
---------------------
John Philip Coghlan

Jeff Lyons*                          Trustee
-----------
Jeff Lyons

Mariann Byerwalter*                  Trustee
------------------------
Mariann Byerwalter

Donald F. Dorward*                   Trustee
-------------------
Donald F. Dorward

William A. Hasler*                   Trustee
----------------------
William A. Hasler

Robert G. Holmes*                    Trustee
--------------------
Robert G. Holmes

Gerald B. Smith*                     Trustee
----------------------
Gerald B. Smith

Donald R. Stephens*                  Trustee
--------------------
Donald R. Stephens

Michael W. Wilsey*                   Trustee
-------------------
Michael W. Wilsey

Tai-Chin Tung*                       Treasurer and Principal Financial Officer
--------------------
Tai-Chin Tung

*By: /s/ Timothy W. Levin
     ---------------------------------
     Timothy W. Levin, Attorney-in-Fact
     Pursuant to Power of Attorney